Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (60.1%)
$20,000	United States Treasury Bills (1)	(AA+, Aaa)	02/23/23	1.490	$19,945,744
6,000	United States Treasury Bills (1)	(AA+, Aaa)	03/23/23	2.785	5,962,815
16,200	United States Treasury Bills (1)	(AA+, Aaa)	04/20/23	2.221	16,041,150
18,800	United States Treasury Bills (1)	(AA+, Aaa)	05/18/23	2.671	18,550,277
13,400	United States Treasury Bills (1)	(AA+, Aaa)	06/15/23	2.993	13,175,259
20,000	United States Treasury Bills (1)	(AA+, Aaa)	07/13/23	3.051	19,589,150
57,500	United States Treasury Bills (1)	(AA+, Aaa)	08/10/23	3.387	56,104,534
19,000	United States Treasury Bills (1)	(AA+, Aaa)	09/07/23	3.770	18,467,868
19,000	United States Treasury Bills (1)	(NR, Aaa)	10/05/23	4.383	18,412,331
19,000	United States Treasury Bills (1)	(AA+, Aaa)	11/02/23	4.470	18,351,383
19,000	United States Treasury Bills (1)	(AA+, Aaa)	11/30/23	4.438	18,290,401
21,000	United States Treasury Bills (1)	(AA+, Aaa)	12/28/23	4.440	20,142,733
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $243,970,044)					243,033,645

Shares

SHORT-TERM INVESTMENTS (22.3%)
Short-Term Investment (22.3%)
90,135,851	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.18% (Cost $90,135,851)	90,135,851
TOTAL INVESTMENTS AT VALUE (82.4%) (Cost $334,105,895)		333,169,496
OTHER ASSETS IN EXCESS OF LIABILITIES (17.6%)		71,222,757
NET ASSETS(2) (100.0%)		$404,392,253

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Securities are zero coupon. Rate presented is cost yield as of January 31, 2023.
(2)	As of January 31, 2023, the Credit Suisse Managed Futures Strategy Fund held $69,453,741 in the wholly-owned subsidiary, Credit Suisse Cayman Managed Futures Strategy Fund, Ltd., representing 17.2% of the Fund’s consolidated net assets.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2023	616	$43,517,320	$197,262
EUR Currency Futures	USD	Mar 2023	384	52,284,000	395,041
GBP Currency Futures	USD	Mar 2023	236	18,191,175	(14,166)
JPY Currency Futures	USD	Mar 2023	154	14,867,738	(147,438)
					$430,699
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Mar 2023	877	39,727,347	$2,027,380
FTSE 100 Index Futures	GBP	Mar 2023	582	55,525,163	1,816,148
Hang Seng Index Futures	HKD	Feb 2023	136	19,000,147	(188,733)
Nikkei 225 Index Futures OSE	JPY	Mar 2023	172	36,107,501	(12,301)
S&P 500 E Mini Index Futures	USD	Mar 2023	60	12,270,000	292,979
					$3,935,473
Contracts to Sell
Foreign Exchange Contracts
CAD Currency Futures	USD	Mar 2023	(312)	(23,454,600)	$(483,856)

Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Mar 2023	(183)	(206,239,994)	$(525,789)
10YR U.S. Treasury Note Futures	USD	Mar 2023	(196)	(22,445,063)	(184,474)
EURO Bund Futures	EUR	Mar 2023	(235)	(34,919,437)	(10,917)
Long Gilt Futures	GBP	Mar 2023	(58)	(7,462,408)	(298,715)
					$(1,019,895)
					$2,862,421

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
January 31, 2023 (unaudited)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$15,067,627	04/24/23	Bank of America	(0.03)%	Bloomberg Energy Index	At Maturity	$—	$1,123,018
USD	26,254,843	04/24/23	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	277,489
USD	36,588,789	04/24/23	Goldman Sachs	Bloomberg Precious Metals Index	0.07%	At Maturity	—	97,465
							$—	$1,497,972

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$1,865,123	04/24/23	Bank of America	(0.03)%	Bloomberg Agriculture Index	At Maturity	$—	$(38,230)
							$—	$(38,230)
							$—	$1,459,742

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical investments
●	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$243,033,645	$—	$243,033,645
Short-term Investments	90,135,851	—	—	90,135,851
	$90,135,851	$243,033,645	$—	$333,169,496
Other Financial Instruments*
Futures Contracts	$4,728,810	$—	$—	$4,728,810
Swap Contracts	—	1,497,972	—	1,497,972

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$1,866,389	$—	$—	$1,866,389
Swap Contracts	—	38,230	—	38,230

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2023, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (25.7%)
CANADA (3.4%)
Capital Markets (0.1%)
Onex Corp.	5,402	$278,409

Chemicals (0.1%)
Nutrien Ltd.	3,509	289,640

Insurance (0.1%)
Fairfax Financial Holdings Ltd.	451	297,727

IT Services (0.1%)
Shopify, Inc., Class A(1)	7,004	344,177

Leisure Equipment & Products (0.1%)
BRP, Inc.	3,425	284,991

Oil, Gas & Consumable Fuels (0.2%)
ARC Resources Ltd.	21,707	251,501
Imperial Oil Ltd.	5,273	287,371
Suncor Energy, Inc.	8,081	279,672
		818,544
Paper & Forest Products (0.1%)
West Fraser Timber Co. Ltd.	3,723	322,789

Real Estate Investment Trusts (1.0%)
Summit Industrial Income REIT	217,068	3,722,049

Road & Rail (0.1%)
TFI International, Inc.	2,527	280,643

Textiles, Apparel & Luxury Goods (0.1%)
Gildan Activewear, Inc.	8,698	271,953

Thrifts & Mortgage Finance (0.2%)
Home Capital Group, Inc.	27,775	882,988

Transportation Infrastructure/Services (1.2%)
Atlas Corp.(2)	284,671	4,215,978
		12,009,888
DENMARK (0.3%)
Air Freight & Logistics (0.1%)
DSV AS	1,680	277,634

Healthcare Equipment & Supplies (0.1%)
Demant AS(1)	9,567	270,530

Marine (0.0%)
AP Moller - Maersk AS, Class B	118	256,418

Textiles, Apparel & Luxury Goods (0.1%)
Pandora AS	3,774	313,939
		1,118,521
FINLAND (0.2%)
Banks (0.1%)
Nordea Bank Abp	24,796	289,537

Insurance (0.1%)
Sampo Oyj, A Shares	5,071	265,955
		555,492
GERMANY (0.2%)
Media - Services (0.1%)
Scout24 SE(3)	4,952	288,004

Textiles, Apparel & Luxury Goods (0.1%)
adidas AG	1,717	276,185
		564,189
IRELAND (1.1%)
Biotechnology (1.1%)
Horizon Therapeutics PLC(1)	33,276	3,651,043

ITALY (0.2%)
Banks (0.1%)
UniCredit SpA	18,654	363,965

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
ITALY
Healthcare Equipment & Supplies (0.1%)
DiaSorin SpA	1,899	$246,961
		610,926
NETHERLANDS (0.3%)
Banks (0.1%)
ABN AMRO Bank NV(3)	19,155	317,604

Chemicals (0.1%)
Akzo Nobel NV	3,957	294,438

Food & Staples Retailing (0.0%)
Koninklijke Ahold Delhaize NV	9,224	275,030

Insurance (0.1%)
NN Group NV	6,488	281,606
		1,168,678
SPAIN (0.2%)
Banks (0.1%)
Banco Bilbao Vizcaya Argentaria SA	39,236	276,874

Construction & Engineering (0.0%)
ACS Actividades de Construccion y Servicios SA	8,826	260,930

Oil, Gas & Consumable Fuels (0.1%)
Repsol SA	16,353	268,356
		806,160
SWEDEN (0.1%)
Household Durables (0.1%)
Electrolux AB	19,670	278,278

SWITZERLAND (0.2%)
Capital Markets (0.1%)
UBS Group AG	12,791	272,063

Electrical Equipment (0.1%)
ABB Ltd.	7,984	276,985

Pharmaceuticals (0.0%)
Roche Holding AG	699	254,957
		804,005
UNITED KINGDOM (3.0%)
Banks (0.3%)
Barclays PLC	136,343	312,979
Lloyds Banking Group PLC	475,954	309,309
NatWest Group PLC	81,497	310,474
Standard Chartered PLC	34,725	291,263
		1,224,025
Biotechnology (1.3%)
Myovant Sciences Ltd.(1)	165,346	4,444,501

Capital Markets (0.1%)
Abrdn PLC	114,204	300,367

Chemicals (0.1%)
Johnson Matthey PLC	10,161	283,422

Diversified Consumer Services (0.1%)
Pearson PLC	23,012	262,060

Diversified Financials (0.1%)
M&G PLC	115,055	286,921

Food & Drug Retailing (0.1%)
Tesco PLC	96,401	292,583

Healthcare Technology (0.2%)
EMIS Group PLC	38,057	879,880

Hotels, Restaurants & Leisure (0.1%)
InterContinental Hotels Group PLC	4,556	315,845

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM
Industrial Conglomerates (0.1%)
Melrose Industries PLC	160,692	$282,925
Smiths Group PLC	13,521	288,223
		571,148
Media (0.2%)
Informa PLC	34,882	288,091
WPP PLC	26,351	307,441
		595,532
Oil, Gas & Consumable Fuels (0.1%)
BP PLC	45,511	274,508

Specialty Retail (0.1%)
Kingfisher PLC	91,542	315,364

Textiles, Apparel & Luxury Goods (0.1%)
Burberry Group PLC	10,647	323,857
		10,370,013
UNITED STATES (16.5%)
Aerospace & Defense (2.0%)
Aerojet Rocketdyne Holdings, Inc.(1)	79,101	4,423,328
Maxar Technologies, Inc.	51,339	2,652,686
		7,076,014
Air Freight & Logistics (1.3%)
Atlas Air Worldwide Holdings, Inc.(1)	44,840	4,583,096

Banks (0.2%)
First Horizon Corp.	25,446	629,280

Capital Markets (0.1%)
Cowen, Inc., Class A	5,289	205,636

Commercial Services & Supplies (1.1%)
IAA, Inc.(1)	97,194	4,055,906

Diversified Consumer Services (0.8%)
Vivint Smart Home, Inc.(1)	223,125	2,673,037

Entertainment (0.1%)
Activision Blizzard, Inc.	4,399	336,831

Food - Wholesale (0.0%)
Fresh Market, Inc.(1),(4),(5)	3,984	—

Gas Utilities (0.2%)
South Jersey Industries, Inc.	17,017	614,144

Healthcare Equipment & Supplies (0.8%)
Meridian Bioscience, Inc.(1)	79,221	2,691,137

Healthcare Providers & Services (2.9%)
1Life Healthcare, Inc.(1)	110,607	1,768,606
LHC Group, Inc.(1)	26,103	4,139,936
Signify Health, Inc., Class A(1)	154,368	4,393,313
		10,301,855
Household Durables (0.6%)
iRobot Corp.(1)	45,126	2,030,670

IT Services (1.1%)
Evo Payments, Inc., Class A(1)	29,901	1,012,747
MoneyGram International, Inc.(1)	18,620	200,537
Paya Holdings, Inc.(1)	273,320	2,656,671
		3,869,955
Machinery (1.1%)
Altra Industrial Motion Corp.	62,399	3,810,707

Media (1.0%)
TEGNA, Inc.	179,788	3,583,175

Real Estate (1.3%)
STORE Capital Corp.	139,683	4,499,189

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Software (1.9%)
Coupa Software, Inc.(1)	56,171	$4,489,187
ForgeRock, Inc., Class A(1),(2)	117,727	2,338,058
		6,827,245
		57,787,877
TOTAL COMMON STOCKS (Cost $89,835,413)		89,725,070

EXCHANGE-TRADED FUNDS (18.8%)
UNITED STATES (18.8%)
Diversified Financial Services (9.1%)
Industrial Select Sector SPDR Fund	57,569	5,863,403
SPDR S&P 500 ETF Trust	64,398	26,176,499
		32,039,902
Energy - Integrated (8.9%)
Alerian MLP ETF(2)	556,204	22,465,080
Energy Select Sector SPDR Fund	95,743	8,610,168
		31,075,248
Health Care (0.8%)
Health Care Select Sector SPDR Fund	21,068	2,809,628
TOTAL EXCHANGE-TRADED FUNDS (Cost $64,328,716)		65,924,778

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CONVERTIBLE BOND (0.1%)
NETHERLANDS (0.1%)
$21,886	BNP Paribas Emissions- und Handelsgesellschaft mbH (Cost $297,929)	(NR,NR)	06/22/23	18.000	316,594
UNITED STATES TREASURY OBLIGATIONS (23.9%)
6,400	United States Treasury Bills (6)	(AA+, Aaa)	02/23/23	2.497	6,382,638
9,700	United States Treasury Bills (6)	(AA+, Aaa)	03/23/23	4.142	9,639,884
6,400	United States Treasury Bills (6)	(AA+, Aaa)	04/20/23	2.579	6,337,245
6,400	United States Treasury Bills (6)	(AA+, Aaa)	05/18/23	2.581	6,314,988
9,700	United States Treasury Bills (6)	(AA+, Aaa)	06/15/23	4.337	9,537,314
6,400	United States Treasury Bills (6)	(AA+, Aaa)	07/13/23	3.107	6,268,528
9,700	United States Treasury Bills (2),(6)	(AA+, Aaa)	08/10/23	4.246	9,464,591
6,400	United States Treasury Bills (6)	(AA+, Aaa)	09/07/23	3.770	6,220,756
6,400	United States Treasury Bills (6)	(AA+, Aaa)	10/05/23	4.383	6,202,048
6,400	United States Treasury Bills (6)	(AA+, Aaa)	11/02/23	4.471	6,181,518
6,400	United States Treasury Bills (6)	(AA+, Aaa)	11/30/23	4.411	6,160,977
5,000	United States Treasury Bills (6)	(AA+, Aaa)	12/28/23	4.428	4,795,889
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $83,691,362)					83,506,376

	Shares	Value
SHORT-TERM INVESTMENTS (17.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.18%	34,815,962	34,815,962
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(7)	25,449,120	25,449,120
TOTAL SHORT-TERM INVESTMENTS (Cost $60,265,082)		60,265,082
TOTAL INVESTMENTS AT VALUE (85.7%) (Cost $298,418,502)		299,737,900
OTHER ASSETS IN EXCESS OF LIABILITIES (14.3%)		50,009,213
NET ASSETS(8) (100.0%)		$349,747,113

†	Credit ratings given by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (Moody's) are unaudited.
(1)	Non-income producing security.
(2)	Security or portion thereof is out on loan.
(3)	Security exempt from registration pursuant to Regulation S under the Securities act of 1933, as amended. Regulation S applies to securities offering that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(4)	Security is valued using significant unobservable inputs.
(5)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(6)	Securities are zero coupon. Rate presented is cost yield as of January 31, 2023.
(7)	Represents security purchased with cash collateral received for securities on loan.
(8)	As of January 31, 2023, the Credit Suisse Multialternative Strategy Fund held $44,719,480 in the wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd., representing 12.8% of the Fund’s consolidated net assets.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2023 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	May 2023	63	$4,292,663	$263,395
Corn Futures	USD	May 2023	221	7,486,375	(22,536)
Cotton No. 2 Futures	USD	May 2023	47	2,043,325	(3,766)
Soybean Futures	USD	May 2023	101	7,727,762	125,834
Soybean Meal Futures	USD	May 2023	97	4,544,450	76,255
Soybean Oil Futures	USD	May 2023	112	4,199,328	97,150
Sugar No. 11 Futures	USD	May 2023	158	3,617,062	144,290
Wheat Futures	USD	May 2023	161	6,202,525	124,926
					$805,548
Energy
Gasoline RBOB Futures	USD	May 2023	29	3,307,601	$(9,516)
Low Sulphur Gasoil Futures	USD	May 2023	42	3,562,650	(48,392)
Natural Gas Futures	USD	May 2023	294	8,358,420	(235,724)
NY Harbor ULSD Futures	USD	Apr 2023	22	2,725,061	(17,351)
WTI Crude Futures	USD	Apr 2023	137	10,875,060	(87,557)
					$(398,540)
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2023	55	3,885,475	$4,577
EUR Currency Futures	USD	Mar 2023	34	4,629,312	3,102
GBP Currency Futures	USD	Mar 2023	21	1,618,706	(5,879)
JPY Currency Futures	USD	Mar 2023	14	1,351,613	3,070
					$4,870
Index Contracts
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2023	1,225	18,200,024	$221,957
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2024	110	1,516,017	2,028
FTSE 100 Index Futures	GBP	Mar 2023	52	4,961,011	11,236
Hang Seng Index Futures	HKD	Feb 2023	12	1,676,484	(49,734)
Nikkei 225 Index Futures OSE	JPY	Mar 2023	15	3,148,910	(1,073)
					$184,414
Industrial Metals
LME Lead Future	USD	May 2023	22	1,176,587	$(19,060)
LME Nickel Futures	USD	Mar 2023	28	5,081,328	661,479
LME Nickel Futures	USD	May 2023	21	3,830,148	115,269
LME Primary Aluminum Futures	USD	Mar 2023	72	4,731,300	410,189
LME Primary Aluminum Futures	USD	May 2023	93	6,167,063	26,190
LME Zinc Futures	USD	Mar 2023	44	3,738,636	494,215
LME Zinc Futures	USD	May 2023	50	4,233,750	(59,061)
					$1,629,221

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2023 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Mar 2023	612	$51,933,031	$922,261
10YR JGB Mini Futures	JPY	Mar 2023	300	33,819,063	(103,307)
Long Gilt Futures	GBP	Mar 2023	399	51,336,223	(463,759)
					$355,195
Precious Metals
Copper Futures	USD	May 2023	70	7,410,375	$(13,698)
Silver Futures	USD	May 2023	50	6,010,250	307
					$(13,391)
Contracts to Sell
Agriculture
Coffee "C" Futures	USD	Mar 2023	(63)	(4,293,844)	$(269,360)
Corn Futures	USD	Mar 2023	(221)	(7,511,238)	21,270
Cotton No. 2 Futures	USD	Mar 2023	(47)	(2,026,170)	6,289
Soybean Futures	USD	Mar 2023	(101)	(7,766,900)	(132,216)
Soybean Meal Futures	USD	Mar 2023	(97)	(4,696,740)	(85,395)
Soybean Oil Futures	USD	Mar 2023	(112)	(4,188,576)	(99,745)
Sugar No. 11 Futures	USD	Mar 2023	(158)	(3,850,649)	(145,618)
Wheat Futures	USD	Mar 2023	(161)	(6,128,063)	(121,611)
					$(826,386)
Energy
Gasoline RBOB Futures	USD	Mar 2023	(29)	(3,126,362)	$13,998
Low Sulphur Gasoil Futures	USD	Mar 2023	(42)	(3,778,950)	79,451
Natural Gas Futures	USD	Mar 2023	(294)	(7,890,960)	330,489
NY Harbor ULSD Futures	USD	Mar 2023	(22)	(2,905,795)	43,345
WTI Crude Futures	USD	Mar 2023	(137)	(10,805,190)	92,092
					$559,375
Foreign Exchange Contracts
CAD Currency Futures	USD	Mar 2023	(28)	(2,104,900)	$(13,133)

Index Contracts
EURO Stoxx 50 Index Futures	EUR	Mar 2023	(202)	(9,150,427)	$(24,342)
S&P 500 E Mini Index Futures	USD	Mar 2023	(91)	(18,609,500)	(244,234)
Russell 2000 E-Mini Index Futures	USD	Mar 2023	(241)	(23,369,770)	(1,187,610)
					$(1,456,186)
Industrial Metals
LME Lead Future	USD	Mar 2023	(22)	(1,173,012)	$19,950
LME Nickel Futures	USD	Mar 2023	(49)	(8,892,324)	(220,496)
LME Primary Aluminum Futures	USD	Mar 2023	(165)	(10,842,563)	(319,043)
LME Zinc Futures	USD	Mar 2023	(94)	(7,987,086)	(103,584)
					$(623,173)
Interest Rate Contracts
10YR CAD Bond Futures	CAD	Mar 2023	(550)	(52,042,568)	$423,987
10YR U.S. Treasury Note Futures	USD	Mar 2023	(473)	(54,165,891)	33,159
EURO Bund Futures	EUR	Mar 2023	(372)	(55,276,725)	(1,183,409)
					$(726,263)
Precious Metals
Copper Futures	USD	Mar 2023	(70)	(7,395,500)	$11,831
Silver Futures	USD	Mar 2023	(50)	(5,959,000)	315
					$12,146
					$(506,303)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$1,353,270	04/24/23	Bank of America	(0.03)%	Bloomberg Energy Index	At Maturity	$—	$100,862

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$43,314,412	04/21/23	Barclays Bank PLC	Shiller Barclays CAPE US Mid - Month Sector Market Hedged ER Index(b)	0.60%	At Maturity	—	$65,837
USD	17,000,000	03/20/23	BNP Paribas	iBoxx $ Liquid High Yield Index	4.30%	At Maturity	—	43,415
USD	27,208,934	04/21/23	BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index(b)	0.50%	At Maturity	—	15,119
USD	18,126,145	04/21/23	BNP Paribas	BNP Paribas Equity Low VOL U.S. Index(b)	0.35%	At Maturity	—	18,371
USD	44,099,520	04/21/23	BNP Paribas	BNP Paribas Dynamic Pre Roll Alpha ex Agriculture and Livestock Index(b)	0.08%	At Maturity	—	37,884
USD	31,302,769	04/21/23	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net Index(b)	0.30%	At Maturity	—	185,738
USD	17,510,846	04/24/23	BNP Paribas	BNP Equity Buyback USD Basket(b)	4.75%	Monthly	—	415,056
USD	27,596,697	04/24/23	BNP Paribas	BNP Equity Momentum Thematic Basket(b)	4.75%	At Maturity	—	829,662
USD	12,247,543	04/24/23	BNP Paribas	BNP CS Custom Long Basket(b)	4.75%	Monthly	—	190,105
USD	1,119,247	02/23/24	Citigroup	Activison Blizzard, Inc.	4.65%	Monthly	—	22,871
USD	2,125,822	02/23/24	Citigroup	First Horizon Corp.	4.65%	Monthly	—	7,982
USD	1,261,618	02/23/24	Citigroup	(4.20)%	Vanguard FTSE Emerging Market	Monthly	—	15,833
USD	2,026,857	02/26/24	Citigroup	(4.20)%	Vanguard FTSE Emerging Market	Monthly	—	29,378
USD	815,529	02/27/24	Citigroup	(4.20)%	Vanguard FTSE Emerging Market	Monthly	—	13,159
USD	113,974	02/09/23	Goldman Sachs	Spirit Airlines, Inc.	4.79%	Monthly	—	2,705
USD	123,509	02/10/23	Goldman Sachs	Spirit Airlines, Inc.	4.79%	Monthly	—	2,932
USD	26,609	02/24/23	Goldman Sachs	Spirit Airlines, Inc.	4.79%	Monthly	—	632
USD	20,940,308	04/24/23	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(b)	(0.06)%	At Maturity	—	529,592
USD	2,356,904	04/24/23	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	26,074

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$3,286,210	04/24/23	Goldman Sachs	Bloomberg Precious Metals Index	0.07%	At Maturity	—	$8,754
USD	43,894,561	04/24/23	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(b)	0.00%	At Maturity	—	454,132
USD	41,521,804	04/24/23	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy(b)	0.40%	At Maturity	—	459,858
USD	43,942,422	04/24/23	Goldman Sachs	Goldman Sachs Commodity COT Strategy COT3(b)	0.00%	At Maturity	—	224,789
USD	498,811	07/26/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	4.79%	Monthly	—	28,063
USD	1,404,042	07/27/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	4.79%	Monthly	—	78,992
USD	7,415	10/25/23	Goldman Sachs	Achillion Pharmaceuticals CVR	4.79%	Monthly	—	0
CAD	3,119,631	01/23/24	Goldman Sachs	(4.47)%	Ritchie Bros. Auctioneers (TOR)	Monthly	—	72,342
USD	44,381,405	04/19/23	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	5,026
USD	44,137,076	04/19/23	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(a)	0.60%	At Maturity	—	357
USD	23,213,784	04/24/23	Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion(d)	0.15%	At Maturity	—	251,756
USD	43,955,854	04/19/23	Morgan Stanley	Morgan Stanley LTC0 4% volatility target(b)	0.00%	At Maturity	—	460,265
USD	44,054,182	04/24/23	Societe Generale	SGI Coda Index(b)	0.25%	At Maturity	—	218,078
							$—	$4,815,619

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$35,201,105	04/21/23	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(b)	0.00%	At Maturity	$—	$(109,337)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$165,790	04/24/23	Bank of America	(0.03)%	Bloomberg Agriculture Index	At Maturity	—	$(3,398)
USD	44,095,528	04/21/23	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index ER(b)	0.20%	At Maturity	—	(117,266)
EUR	44,310,154	04/21/23	BNP Paribas	BNP Paribas Equity Low VOL Europe Index(b)	0.00%	At Maturity	—	(271,347)
USD	16,705,334	04/21/23	BNP Paribas	BNP Paribas VOLA Index ER(b)	0.35%	At Maturity	—	(21,992)
USD	12,944,916	04/24/23	BNP Paribas	(3.70)%	BNP CS Custom Short Basket(b)	Monthly	—	(370,872)
USD	687,075	02/23/24	Citigroup	Moneygram International, Inc.	4.65%	Monthly	—	(7,068)
USD	38,233,766	04/24/23	Citigroup	Citi Equity US Tech Congestion Index Series 1(e)	0.00%	At Maturity	—	(52,200)
USD	880,941	02/23/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	4.65%	Monthly	—	(12,527)
USD	2,414,661	02/26/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	4.65%	Monthly	—	(40,061)
USD	818,285	02/27/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	4.65%	Monthly	—	(13,985)
USD	1,609,600	02/29/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	4.65%	Monthly	—	(1,001)
USD	1,602,289	02/29/24	Citigroup	(4.20)%	Vanguard FTSE Emerging Market	Monthly	—	(2,451)
USD	255,866	03/02/23	Goldman Sachs	Tegna, Inc.	4.79%	Monthly	—	(11,524)
USD	2,330,664	04/24/23	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy(b)	(0.06)%	At Maturity	—	(24,846)
USD	43,255,072	04/24/23	Goldman Sachs	Goldman Sachs DISP U.S. Index(b)	0.00%	At Maturity	—	(223,047)
USD	44,237,359	04/24/23	Goldman Sachs	Goldman Sachs VVOL Carry ER(b)	0.00%	At Maturity	—	(358,604)
USD	44,078,826	04/24/23	Goldman Sachs	Goldman Sachs Commodity Strategy Index(b)	0.00%	At Maturity	—	(2,161)
USD	1,843,725	07/26/23	Goldman Sachs	(4.04)%	Vanguard FTSE Emerging Market	Monthly	—	(88,298)
USD	57,065	08/04/23	Goldman Sachs	(4.04)%	Vanguard FTSE Emerging Market	Monthly	—	(2,733)

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
CAD	21,358	11/09/23	Goldman Sachs	(4.78)%	Ritchie Bros. Auctioneers (TOR)	Monthly	—	$(802)
USD	$17,962,406	04/19/23	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(b)	0.00%	At Maturity	—	(266,700)
USD	44,085,480	04/19/23	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index(b)	0.80%	At Maturity	—	(936,298)
USD	24,060,000	04/24/23	JPMorgan Chase	J.P. Morgan EMBI Global Core(a)	5.00%	At Maturity	—	(427,886)
USD	44,068,183	04/19/23	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(b)	0.25%	At Maturity	—	(7,678)
USD	44,066,241	04/19/23	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(b)	0.35%	At Maturity	—	(54,025)
USD	38,480,539	04/24/23	Societe Generale	SGI VRR US Index - Vol Roll on Rates (USD - Excess Return)(b)	0.25%	At Maturity	—	(50,213)
USD	44,121,105	04/24/23	Societe Generale	SG US Trend Index(c)	0.30%	At Maturity	—	(35,602)
							$—	$(3,513,922)
							$—	$1,301,697

(a) The index constituents are available on the counterparty’s website.

(b) The index constituents are available on the Fund’s website.

(c) The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(d) The index intends to track the performance of a strategy that trades the daily trend of crude oil futures.

(e) The index intends to track the performance of a strategy that trades the daily trend of the Nasdaq Global Index.

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

U.S. Treasury securities in the amount of $537,000 was received at the custodian bank as collateral for OTC Swaps.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks	$78,773,189	$10,951,881	$0	[1]	$89,725,070
Exchange-traded Funds	65,924,778	—	—		65,924,778
Convertible Bond	—	316,594	—		316,594
United States Treasury Obligations	—	83,506,376	—		83,506,376
Short-term Investments	60,265,082	—	—		60,265,082
	$204,963,049	$94,774,851	$0		$299,737,900
Other Financial Instruments*
Futures Contracts	$4,783,906	$—	$—		$4,783,906
Swap Contracts	—	4,815,619	0	[1]	4,815,619

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$5,290,209	$—	$—	$5,290,209
Swap Contracts	—	3,513,922	—	3,513,922

1	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2023, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (81.3%)
Advertising (1.0%)
$21,097	MH Sub I, LLC (1st Lien Term Loan), LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	8.320	$20,900,619
4,775	MH Sub I, LLC (Incremental Term Loan), LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	8.320	4,732,819
					25,633,438
Aerospace & Defense (1.7%)
4,750	Amentum Government Services Holdings LLC, LIBOR 3M + 8.750%, LIBOR 6M + 8.750%(1)	(NR, NR)	01/31/28	13.901	4,417,500
6,000	Amentum Government Services Holdings LLC, SOFR 3M + 7.500%(1)	(NR, NR)	02/15/30	12.178	5,580,000
2,731	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(1),(2)	(B, B1)	02/15/29	7.558 - 8.764	2,698,528
4,349	Brown Group Holding, LLC, SOFR 1M + 3.750%, SOFR 3M + 3.750%(1)	(B+, B1)	07/02/29	8.311 - 8.426	4,356,775
6,227	Brown Group Holding, LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	06/07/28	7.047	6,207,006
2,310	Fly Funding II Sarl, LIBOR 3M + 1.750%(1)	(CCC+, B3)	08/11/25	6.310	2,006,276
7,836	KKR Apple Bidco, LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	09/23/28	7.320	7,819,620
7,862	Peraton Corp., LIBOR 1M + 3.750%(1)	(B+, B1)	02/01/28	8.320	7,834,515
					40,920,220
Air Transportation (0.1%)
2,618	United Airlines, Inc., LIBOR 3M + 3.750%(1)	(BB-, Ba1)	04/21/28	8.568	2,623,221

Auto Parts & Equipment (2.5%)
1,503	American Axle & Manufacturing, Inc., SOFR 1M + 3.600%(1)	(BB+, Ba1)	12/13/29	8.033	1,505,475
13,802	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 4.500%(1)	(B, B2)	04/06/28	8.959	13,750,585
3,039	CWGS Group, LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	06/03/28	6.923 - 7.070	2,840,611
7,296	Dealer Tire Financial LLC, SOFR 1M + 4.500%(1)	(B-, B1)	12/14/27	9.061	7,316,983
2,079	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(1),(3)	(NR, WR)	03/02/26	14.570	2,047,349
2,722	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(1),(3)	(NR, WR)	08/28/25	10.570	2,290,231
8,871	Les Schwab Tire Centers, LIBOR 3M + 3.250%(1),(2)	(B, B2)	11/02/27	6.580	8,859,660
2,694	PAI Holdco, Inc., LIBOR 3M + 3.750%(1)	(B-, B3)	10/28/27	8.575	2,485,190
6,170	RVR Dealership Holdings LLC, SOFR 1M + 3.750%(1)	(BB-, B1)	02/08/28	8.553	5,593,715
6,952	TI Group Automotive Systems LLC, EURIBOR 1M + 3.250%(1),(2),(4)	(BB+, Ba3)	12/16/26	5.452	7,494,114
9,449	U.S. Farathane LLC, LIBOR 3M + 4.250%(1)	(CCC+, B2)	12/23/24	8.980	8,787,734
					62,971,647
Banking (0.1%)
2,686	Citco Group Ltd. (The), SOFR 3M + 3.500%(1),(2)	(BB-, Ba2)	04/19/28	8.169	2,691,195

Building & Construction (0.7%)
6,616	Latham Pool Products, Inc., SOFR 3M + 3.750%(1),(2)	(BB-, B1)	02/23/29	8.220	6,318,137
4,658	MX Holdings U.S., Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba3)	07/31/25	7.047	4,670,129
2,187	Pike Corp., LIBOR 1M + 3.000%(1)	(B, Ba3)	01/21/28	7.570	2,182,650
3,035	Service Logic Acquisition, Inc., LIBOR 1M + 4.000%, LIBOR 3M + 4.000%(1)	(B, B2)	10/29/27	7.688 - 8.735	2,970,305
					16,141,221
Building Materials (2.2%)
5,768	Core & Main LP, LIBOR 1M + 2.500%, LIBOR 6M + 2.500%(1)	(B+, B1)	07/27/28	7.017 - 7.608	5,765,455
17,831	Cornerstone Building Brands, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	04/12/28	7.709	16,741,127
3,652	Cornerstone Building Brands, Inc., SOFR 1M + 5.625%(1)	(B, B2)	08/01/28	10.103	3,533,599
586	CPG International, Inc., SOFR 1M + 2.500%(1)	(BB-, B1)	04/28/29	7.161	585,372
1,655	LBM Acquisition LLC, LIBOR 6M + 3.750%(1)	(B-, B3)	12/17/27	8.852	1,501,072
7,526	Oscar AcquisitionCo, LLC, SOFR 3M + 4.500%(1)	(B, B1)	04/29/29	9.180	7,308,397
5,826	Park River Holdings, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	12/28/27	8.004	5,313,809
13,058	SRS Distribution, Inc., LIBOR 1M + 3.500%(1)	(B-, B3)	06/02/28	8.070	12,621,607
2,004	SRS Distribution, Inc., SOFR 1M + 3.500%(1)	(B-, B3)	06/02/28	8.161	1,936,505
					55,306,943
Cable & Satellite TV (0.6%)
8,970	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(B+, B1)	07/17/25	6.709	8,678,573
7,000	Ziggo B.V., EURIBOR 6M + 3.000%(1),(4)	(B+, B1)	01/31/29	3.764	7,214,744
					15,893,317

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals (4.1%)
$11,699	Ascend Performance Materials Operations LLC, SOFR 6M + 4.750%(1)	(BB-, Ba3)	08/27/26	8.831	$11,561,096
4,000	CeramTec AcquiCo GmbH, EURIBOR 3M + 3.750%(1),(4)	(B, B2)	03/16/29	5.704	4,192,153
2,149	CPC Acquisition Corp., LIBOR 3M + 7.750%(1)	(CCC, Caa3)	12/29/28	12.480	1,332,579
3,930	CPC Acquisition Corp., LIBOR 3M + 3.750%(1),(2)	(B-, Caa1)	12/29/27	8.480	3,252,075
2,385	Eastman Chemical Co., LIBOR 1M + 5.250%(1)	(B, B2)	11/01/28	9.926	2,096,243
1,305	Flint Group GmbH, EURIBOR 3M + 4.250%(1),(4)	(CCC, Caa1)	09/21/23	6.667	950,274
1,089	Flint Group GmbH, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(3)	(CCC, Caa1)	09/21/23	9.816	738,292
6,589	Flint Group U.S. LLC, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(3)	(CCC, Caa1)	09/21/23	9.816	4,466,057
13,282	Hexion Holdings Corp., SOFR 3M + 4.500%(1)	(B, B2)	03/15/29	8.934	12,036,531
995	Lonza Group AG, LIBOR 3M + 4.000%(1)	(B-, B2)	07/03/28	8.730	959,470
8,681	Luxembourg Investment Co. 428 Sarl, SOFR 3M + 5.000%(1)	(B-, B2)	01/03/29	9.730	6,959,190
327	New Arclin U.S. Holding Corp.(5)	(B, B2)	09/30/28	1.000	293,484
2,215	New Arclin U.S. Holding Corp., LIBOR 1M + 3.750%(1)	(B, B2)	09/30/28	8.320	1,990,264
10,212	PMHC II, Inc., SOFR 3M + 4.250%(1)	(B-, B3)	04/23/29	9.076	8,988,646
7,218	Polar U.S. Borrower LLC, LIBOR 6M + 4.750%(1)	(B-, B3)	10/15/25	9.021	5,982,193
8,273	Ravago Holdings America, Inc., LIBOR 3M + 2.500%(1)	(NR, B1)	03/04/28	7.230	8,189,924
4,069	RelaDyne, Inc., SOFR 1M + 4.250%(1),(2)	(B, B2)	12/22/28	8.811	4,053,990
3,993	RelaDyne, Inc.(2),(6)	(B, B2)	12/22/28	0.000	3,980,890
2,977	Vantage Specialty Chemicals, Inc., LIBOR 3M + 3.500%(1)	(B-, B3)	10/28/24	8.230 - 8.325	2,948,909
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(7)	(CCC, Caa2)	10/27/25	12.985	3,745,161
4,010	Vantage Specialty Chemicals, Inc., SOFR 3M + 3.500%(1)	(B-, B3)	10/28/24	8.326	3,972,332
9,291	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, B3)	08/12/24	8.580	7,804,668
2,198	Zep, Inc., LIBOR 3M + 8.250%(1),(7)	(CCC-, Caa3)	08/11/25	12.980	1,428,818
					101,923,239
Diversified Capital Goods (1.7%)
9,661	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(B+, B1)	01/02/26	9.070	9,685,408
7,270	DexKo Global, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	10/04/28	8.480	6,742,147
11,399	Dynacast International LLC, LIBOR 3M + 4.500%(1)	(B-, B2)	07/22/25	9.199	10,330,678
1,359	Dynacast International LLC, LIBOR 3M + 9.000%(1),(2)	(CCC, Caa2)	10/22/25	13.699	1,101,163
3,777	Electrical Components International, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	06/26/25	8.820	3,419,787
4,936	Electrical Components International, Inc., PRIME + 7.500%(1),(2)	(B-, B2)	06/26/25	15.000	4,472,848
6,613	Filtration Group Corp., LIBOR 1M + 3.500%(1)	(B, B3)	10/21/28	8.070	6,591,148
					42,343,179
Electronics (1.7%)
21	Bright Bidco B.V., SOFR 3M + 8.000%(1)	(NR, NR)	10/31/27	13.676	19,175
3,980	Escape Velocity Holdings, Inc., LIBOR 3M + 4.250%(1)	(B, B3)	10/08/28	8.980	3,825,793
12,057	Idemia Group, LIBOR 3M + 4.500%(1),(2)	(B, B3)	01/09/26	9.230	12,026,545
7,000	Idemia Identity & Security France SAS, EURIBOR 3M + 4.250%(1),(4)	(B, B3)	01/10/26	6.452	7,482,878
6,602	II-VI, Inc., LIBOR 1M + 2.750%(1)	(BB-, Ba2)	07/02/29	7.320	6,600,325
3,103	Infinite Bidco LLC, LIBOR 3M + 3.250%(1)	(B-, B2)	03/02/28	7.980	3,012,584
1,548	Infinite Bidco LLC, LIBOR 3M + 7.000%(1)	(CCC, Caa2)	03/02/29	11.730	1,400,595
4,346	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba1)	05/17/24	6.820	4,341,189
1,000	MaxLinear, Inc.(2),(6)	(BB, Ba3)	06/23/28	0.000	998,750
2,191	Mirion Technologies, Inc., LIBOR 6M + 2.750%(1)	(B, B1)	10/20/28	7.480	2,186,387
997	Synaptics, Inc., LIBOR 6M + 2.250%(1)	(BB-, Ba1)	12/02/28	7.399	990,243
					42,884,464
Energy - Exploration & Production (0.2%)
3,996	CQP Holdco LP, LIBOR 3M + 3.750%(1)	(BB, B1)	06/05/28	8.480	4,007,949
662	Oryx Midstream Services Permian Basin LLC(6)	(BB-, Ba3)	10/05/28	0.000	660,546
15,555	PES Holdings, LLC, 3.000% PIK(1),(3),(8)	(NR, WR)	12/31/24	3.000	456,926
					5,125,421
Environmental (0.2%)
2,208	LRS Holdings, LLC, LIBOR 1M + 4.250%(1),(2)	(B, B3)	08/31/28	8.820	2,175,147
3,870	Patriot Container Corp., SOFR 1M + 3.750%(1)	(CCC+, B2)	03/20/25	8.284	3,599,753
					5,774,900
Food & Drug Retailers (1.2%)
10,019	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	11/30/27	8.230	9,852,035
3,955	Sharp Midco LLC, LIBOR 3M + 4.000%(1),(2)	(B-, B2)	12/31/28	8.730	3,890,768

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Food & Drug Retailers(continued)
$14,846	WOOF Holdings, Inc., LIBOR 1M + 3.750%(1),(2)	(B-, B2)	12/21/27	8.258	$14,178,354
2,923	WOOF Holdings, Inc., LIBOR 1M + 7.250%(1)	(CCC, Caa2)	12/21/28	11.758	2,618,789
					30,539,946
Food - Wholesale (1.0%)
12,464	AI Aqua Merger Sub, Inc., SOFR 1M + 3.750%(1)	(B, B3)	07/31/28	8.147	12,196,880
3,791	AI Aqua Merger Sub, Inc. (Term Loan B)(6)	(B, B3)	07/31/28	0.000	3,719,322
746	Chef's Warehouse Leasing Co., LLC (The), SOFR 1M + 4.750%(1)	(B+, B2)	08/23/29	9.403	744,316
2,000	Froneri International Ltd., EURIBOR 6M + 2.125%(1),(4)	(B+, B1)	01/29/27	5.067	2,076,734
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.500%(1),(2),(4),(7)	(B, B2)	01/31/25	6.154	4,982,254
					23,719,506
Gaming (1.2%)
4,954	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba3)	12/23/24	7.320	4,955,854
7,661	CBAC Borrower LLC, LIBOR 1M + 4.000%(1),(7)	(B-, Caa1)	07/08/24	8.570	7,539,912
11,259	Fertitta Entertainment, LLC, SOFR 1M + 4.000%(1)	(B, B2)	01/27/29	8.561	11,146,751
6,389	Scientific Games International, Inc., SOFR 1M + 3.000%(1)	(BB, Ba3)	04/14/29	7.578	6,391,215
655	Stars Group Holdings B.V. (The), LIBOR 3M + 2.250%(1)	(BBB-, Ba1)	07/21/26	6.980	654,622
					30,688,354
Gas Distribution (0.5%)
3,973	BCP Renaissance Parent LLC, SOFR 1M + 3.500%(1)	(B+, B2)	10/31/26	8.061	3,972,778
7,529	Traverse Midstream Partners LLC, SOFR 3M + 4.250%(1)	(B+, B3)	09/27/24	8.800	7,542,072
					11,514,850
Health Facilities (1.1%)
4,847	Carestream Health, Inc., SOFR 3M + 7.500%(1)	(B-, B3)	09/30/27	12.180	3,546,681
3,766	EyeCare Partners, LLC, LIBOR 3M + 3.750%(1)	(B-, B2)	02/18/27	8.480	3,164,891
10,955	Insulet Corp., SOFR 3M + 3.250%(1)	(B+, Ba3)	05/04/28	7.926	10,960,565
7,276	Loire Finco Luxembourg Sarl, LIBOR 1M + 3.500%(1)	(B, B3)	04/21/27	8.070	6,899,765
759	Resonetics, LLC, LIBOR 6M + 4.000%(1),(2)	(B-, B2)	04/28/28	9.102	731,784
901	Surgery Center Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B1)	08/31/26	8.210	900,949
					26,204,635
Health Services (5.3%)
13,906	ADMI Corp., LIBOR 1M + 3.375%(1)	(B, B3)	12/23/27	7.945	12,853,041
1,738	Athenahealth, Inc.(5)	(B-, B2)	02/15/29	3.500	1,651,568
14,181	Athenahealth, Inc., SOFR 1M + 3.500%(1)	(B-, B2)	02/15/29	7.810 - 8.012	13,477,894
395	Confluent Health, LLC (Delayed Draw Term Loan), LIBOR 1M + 4.000%(1),(5)	(B-, B3)	11/30/28	8.570	342,770
1,822	Confluent Health, LLC (Term Loan B), LIBOR 1M + 4.000%(1)	(B-, B3)	11/30/28	8.570	1,581,786
7,840	KUEHG Corp., LIBOR 3M + 3.750%(1)	(B-, B2)	02/21/25	8.480	7,643,796
6,798	Learning Care Group, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	03/13/25	7.980 - 8.075	6,262,310
4,236	Learning Care Group, Inc., LIBOR 3M + 7.500%(1),(2)	(CCC, Caa2)	03/13/26	12.192	3,674,896
4,741	MedAssets Software Intermediate Holdings, Inc., LIBOR 1M + 6.750%(1)	(CCC, Caa2)	12/17/29	11.320	3,358,463
3,000	Pearl Intermediate Parent LLC, LIBOR 1M + 6.250%(1)	(CCC, Caa2)	02/13/26	10.820	2,721,255
6,911	PetVet Care Centers, LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/14/25	8.070	6,577,272
1,415	PetVet Care Centers, LLC, SOFR 1M + 5.000%(1)	(B-, B2)	02/14/25	9.500	1,365,664
4,367	PointClickCare Technologies, Inc., SOFR 3M + 4.000%(1),(2)	(B, B2)	12/29/27	8.580	4,361,541
5,828	PointClickCare Technologies, Inc., LIBOR 6M + 3.000%(1)	(B, B2)	12/29/27	7.750	5,806,394
15,517	Radiology Partners, Inc., LIBOR 1M + 4.250%(1)	(B-, B3)	07/09/25	8.797	13,483,396
704	Signify Health LLC, LIBOR 3M + 3.000%(1),(2)	(B+, B1)	06/22/28	7.730	703,786
2,200	Southern Veterinary Partners LLC, LIBOR 1M + 7.750%(1),(2)	(CCC, Caa2)	10/05/28	12.320	2,024,000
12,510	Southern Veterinary Partners, LLC, LIBOR 1M + 4.000%(1)	(B-, B2)	10/05/27	8.570	12,103,235
1,644	TTF Holdings LLC, LIBOR 1M + 4.000%(1)	(B+, B1)	03/31/28	8.625	1,641,796
21,166	U.S. Radiology Specialists, Inc., LIBOR 1M + 5.250%(1)	(B-, B3)	12/15/27	9.875	20,266,829
854	Western Dental Services, Inc. (Delayed Draw Term Loan), LIBOR 3M + 4.500%(1)	(B-, B3)	08/18/28	9.235	806,335
7,979	Western Dental Services, Inc. (Term Loan B), LIBOR 3M + 4.500%(1)	(B-, B3)	08/18/28	9.235	7,530,647
1,963	Women's Care Enterprises LLC, LIBOR 3M + 4.500%(1)	(B-, B2)	01/15/28	9.325	1,844,838
					132,083,512

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Hotels (0.3%)
$5,000	Compass III Ltd., EURIBOR 3M + 4.000%(1),(4)	(B, B2)	05/09/25	6.005	$5,332,966
3,000	Compass IV Ltd., EURIBOR 3M + 8.000%(1),(4)	(CCC, Caa2)	05/08/26	10.005	3,038,225
					8,371,191
Insurance Brokerage (3.8%)
10,088	Acrisure, LLC, LIBOR 1M + 3.500%(1)	(B, B2)	02/15/27	8.070	9,751,188
1,873	Acrisure, LLC, LIBOR 1M + 4.250%(1)	(B, B2)	02/15/27	8.820	1,828,490
14,149	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.500%(1)	(B, B2)	11/06/27	8.008	14,148,888
3,252	AssuredPartners, Inc., SOFR 1M + 3.500%(1)	(B, B2)	02/12/27	8.061	3,221,007
4,893	AssuredPartners, Inc. (2020 Term Loan B), LIBOR 1M + 3.500%(1)	(B, B2)	02/12/27	8.070	4,848,735
2,799	AssuredPartners, Inc. (2021 Term Loan B), LIBOR 1M + 3.500%(1)	(B, B2)	02/12/27	8.070	2,771,477
21,150	Hub International Ltd., LIBOR 3M + 3.000%(1)	(B, B2)	04/25/25	7.689 - 7.818	21,155,553
8,429	Hub International Ltd., LIBOR 3M + 3.250%(1)	(B, B2)	04/25/25	7.949 - 8.058	8,433,526
5,305	Hyperion Insurance Group Ltd., LIBOR 1M + 3.250%(1)	(B, B2)	11/12/27	7.875	5,302,345
7,131	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(4)	(B, B2)	11/12/27	5.688	7,570,366
8,896	NFP Corp., LIBOR 1M + 3.250%(1)	(B, B1)	02/15/27	7.820	8,743,268
2,687	Ryan Specialty Group LLC, SOFR 1M + 3.000%(1)	(BB-, B1)	09/01/27	7.661	2,687,463
3,274	USI, Inc., SOFR 3M + 3.750%(1)	(B, B1)	11/22/29	8.330	3,278,749
					93,741,055
Investments & Misc. Financial Services (5.2%)
6,726	AllSpring Buyer LLC, LIBOR 3M + 3.000%(1)	(BB-, Ba2)	11/01/28	7.750	6,719,050
8,136	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1),(7)	(CCC-, Caa2)	04/03/24	8.730	6,622,388
7,675	Ankura Consulting Group, LLC, SOFR 1M + 4.500%(1)	(B-, B2)	03/17/28	9.168	7,489,365
4,763	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(1)	(CCC, Caa2)	08/02/29	11.313	4,274,514
13,434	AqGen Island Holdings, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	08/02/28	8.250	13,047,676
3,401	Citadel Securities LP, SOFR 1M + 3.000%(1)	(BBB-, Baa3)	02/02/28	7.676	3,413,337
11,643	Cowen, Inc., LIBOR 6M + 3.250%(1)	(BB-, B1)	03/24/28	7.433	11,650,324
5,445	CTC Holdings, LP, SOFR 3M + 5.000%(1),(2)	(B+, B1)	02/20/29	8.356	5,309,204
18,902	Deerfield Dakota Holding LLC, SOFR 1M + 3.750%	(B-, B2)	04/09/27	8.311	18,331,924
11,543	Ditech Holding Corp.(2),(8),(9)	(NR, WR)	06/30/22	0.000	1,269,717
1,209	EIG Management Company, LLC, LIBOR 1M + 3.750%(1)	(BB, Ba2)	02/22/25	8.320	1,199,691
13,466	Galaxy US Opco, Inc., SOFR 1M + 4.750%(1)	(B-, B3)	04/29/29	9.311	12,304,786
15,051	Hudson River Trading LLC, SOFR 1M + 3.000%(1)	(BB-, Ba3)	03/20/28	7.676	14,656,160
4,075	Jane Street Group LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba2)	01/26/28	7.320	4,067,235
5,743	Jump Financial, LLC, SOFR 3M + 4.500%(1),(2)	(BB-, Ba2)	08/07/28	9.342	5,599,361
2,087	Kestra Advisor Services Holdings A, Inc., LIBOR 3M + 4.250%(1)	(B-, B2)	06/03/26	8.980	2,049,643
496	KREF Holdings X LLC, LIBOR 1M + 3.500%(1),(2)	(BB-, Ba2)	09/01/27	7.938	487,556
7,277	Mariner Wealth Advisors LLC, SOFR 3M + 3.250%(1),(2)	(B-, Ba3)	08/18/28	7.830	7,203,996
2,313	Resolute Investment Managers, Inc., LIBOR 3M + 4.250%(1)	(B, Ba3)	04/30/24	8.980	1,850,008
					127,545,935
Investments & Misc. Financial Services (0.3%)
8,153	VFH Parent LLC, SOFR 1M + 3.000%(1)	(B+, Ba3)	01/13/29	7.612	8,127,340

Life Insurance (0.0%)
1,049	Vida Capital, Inc., LIBOR 1M + 6.000%(1)	(CCC+, B2)	10/01/26	10.570	818,359

Machinery (2.7%)
5,701	19th Holdings Golf, LLC, SOFR 1M + 3.000%(1),(2)	(B, B1)	02/07/29	7.460	5,402,029
2,841	Alloy Finco Ltd., SONIA + 6.750%(1),(10)	(NR, Caa1)	03/06/24	10.178	3,218,022
3,347	Alloy Finco Ltd., LIBOR 3M + 6.500%(1)	(NR, Caa1)	03/06/24	11.325	3,104,492
4,238	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(1),(3),(10)	(NR, NR)	03/06/25	14.000	4,395,593
4,600	Alloy Finco Ltd. (USD Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(1),(3),(7)	(NR, NR)	03/06/25	14.000	3,760,766
4,055	AZZ, Inc., SOFR 1M + 4.250%(1)	(B, Ba3)	05/13/29	8.911	4,062,728
6,466	CMBF LLC, LIBOR 1M + 6.000%(1),(2)	(B, B3)	08/02/28	10.459	5,916,631
10,367	CPM Holdings, Inc., LIBOR 1M + 3.500%(1),(2)	(B, B2)	11/17/25	7.869	10,353,934
1,578	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(7)	(B-, Caa2)	11/16/26	12.619	1,557,895
354	Griffon Corp., SOFR 3M + 2.500%(1)	(BB, Ba2)	01/24/29	7.009	352,596
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1),(7)	(CCC+, Caa2)	09/06/26	11.320	3,079,091
10,769	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	09/06/25	8.070	10,450,879
5,981	LTI Holdings, Inc., LIBOR 1M + 4.750%(1)	(B-, B2)	07/24/26	9.320	5,835,989

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Machinery (continued)
$4,561	Pro Mach Group, Inc., LIBOR 1M + 4.000%(1)	(B-, B1)	08/31/28	8.570	$4,555,673
					66,046,318
Media Content (0.4%)
8,646	Recorded Books, Inc., SOFR 1M + 4.000%(1)	(B-, B3)	08/29/25	8.323	8,622,601

Medical Products (2.7%)
7,297	Artivion, Inc., SOFR 3M + 3.500%(1)	(B, B2)	06/01/27	8.342	6,947,797
11,211	Covetrus, Inc., SOFR 3M + 5.000%(1)	(B-, B1)	10/13/29	9.580	10,739,649
3,670	Femur Buyer, Inc., LIBOR 3M + 4.500%(1)	(CCC+, Caa1)	03/05/26	9.230	3,257,048
7,165	Femur Buyer, Inc., LIBOR 3M + 5.500%(1),(2)	(CCC+, NR)	03/05/24	10.342	6,066,080
5,161	Maravai Intermediate Holdings, LLC, SOFR 3M + 3.000%(1)	(B+, B1)	10/19/27	7.633	5,154,491
15,113	Medline Borrower LP, LIBOR 1M + 3.250%(1)	(B+, B1)	10/23/28	7.820	14,702,801
16,276	Sotera Health Holdings LLC, LIBOR 3M + 2.750%(1)	(BB-, B1)	12/11/26	7.575	15,716,859
5,594	Viant Medical Holdings, Inc., LIBOR 1M + 3.750%(1)	(CCC+, B3)	07/02/25	8.320	5,091,607
					67,676,332
Metals & Mining - Excluding Steel (0.0%)
6,745	Noranda Aluminum Acquisition Corp.(2),(8),(9)	(NR, WR)	02/28/19	0.000	17,199

Oil Refining & Marketing (0.5%)
12,811	EG Finco Ltd., EURIBOR 3M + 4.000%(1),(4)	(B-, WR)	02/07/25	6.202	12,973,748

Packaging (2.1%)
4,274	Altium Packaging LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	02/03/28	7.320	4,228,338
3,818	Anchor Glass Container Corp., LIBOR 3M + 2.750%(1)	(CCC, Caa1)	12/07/23	7.480 - 7.562	2,776,734
2,058	Anchor Glass Container Corp., LIBOR 3M + 7.750%(1),(7)	(CC, Ca)	12/07/24	12.562	597,833
2,905	Anchor Glass Container Corp., LIBOR 3M + 5.000%(1),(2)	(CCC, Caa1)	12/07/23	9.730	2,156,755
3,033	Chart Industries, Inc.(6)	(B+, Ba3)	12/07/29	0.000	3,044,043
5,000	Mauser Packaging Solutions Holding Co.(2),(6)	(B, B2)	08/31/26	0.000	4,966,400
16,474	Proampac PG Borrower LLC, LIBOR 3M + 3.750%(1)	(B-, B3)	11/03/25	8.480 - 8.580	16,152,446
2,282	Strategic Materials, Inc., LIBOR 3M + 3.750%(1),(7)	(CCC, Caa3)	11/01/24	8.190	1,783,625
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(7)	(CC, C)	10/31/25	12.190	1,159,375
5,418	Technimark Holdings LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	07/09/28	8.258	5,207,572
9,795	TricorBraun Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	03/03/28	7.820	9,544,310
					51,617,431
Personal & Household Products (2.5%)
1,893	ABG Intermediate Holdings 2 LLC, SOFR 1M + 6.000%(1)	(CCC+, Caa1)	12/20/29	10.661	1,752,262
22,903	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 3.250%(1)	(B, B1)	09/27/24	7.820	22,905,186
4,433	ABG Intermediate Holdings 2 LLC, SOFR 1M + 3.500%(1)	(B, B1)	12/21/28	8.161	4,407,392
2,073	Anticimex International AB, LIBOR 3M + 4.000%(1)	(B, B2)	11/16/28	8.735	2,063,630
1,633	Anticimex International AB, LIBOR 3M + 3.500%(1)	(B, B2)	11/16/28	8.235	1,621,032
2,929	Fender Musical Instruments Corp., SOFR 1M + 4.000%(1),(2)	(B-, B3)	12/01/28	8.578	2,555,850
8,000	Keter Group B.V., EURIBOR 3M + 4.250%(1),(4)	(B-, Caa1)	10/31/23	6.742	6,594,582
6,180	Keter Group B.V., EURIBOR 3M + 4.250%(1),(4)	(B-, Caa1)	10/31/23	6.204	5,094,315
4,352	MajorDrive Holdings IV LLC, LIBOR 3M + 4.000%(1)	(B, B2)	06/01/28	8.813	4,223,367
3,603	Serta Simmons Bedding, LLC (First Out Term Loan)(8),(9)	(D, WR)	08/10/23	0.000	3,567,317
6,403	Serta Simmons Bedding, LLC (Second Out Term Loan)(8),(9)	(D, WR)	08/10/23	0.000	3,733,019
2,729	Spectrum Brands, Inc., LIBOR 1M + 2.000%, LIBOR 3M + 2.000%(1)	(BB-, Ba1)	03/03/28	6.570 - 6.740	2,727,461
					61,245,413
Pharmaceuticals (1.5%)
2,509	Akorn, Inc., LIBOR 3M + 7.500%(1)	(CCC+, Caa3)	10/01/25	12.254	2,063,351
6,523	Alkermes, Inc., LIBOR 1M + 2.500%(1),(2)	(BB, Ba3)	03/12/26	6.960	6,359,993
10,319	Bausch Health Companies, Inc., SOFR 1M + 5.250%(1)	(B-, Caa1)	02/01/27	9.828	7,986,489
9,261	Certara, LP, LIBOR 1M + 3.500%(1)	(B+, B1)	08/15/26	8.070	9,215,061
5,798	Endo Luxembourg Finance Co. I Sarl(8),(9)	(NR, WR)	03/27/28	0.000	4,718,844
6,917	Jazz Financing Lux Sarl, LIBOR 1M + 3.500%(1)	(BB-, Ba2)	05/05/28	8.070	6,918,087
					37,261,825
Real Estate Development & Management (0.3%)
6,411	BIFM CA Buyer, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	06/01/26	8.047	6,314,777

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Real Estate Investment Trusts (0.5%)
$8,939	Claros Mortgage Trust, Inc., SOFR 1M + 4.500%(1)	(B+, Ba3)	08/09/26	9.078	$8,882,842
3,539	Starwood Property Trust, Inc., LIBOR 1M + 3.250%(1),(2)	(BB, Ba2)	07/26/26	7.820	3,530,313
					12,413,155
Recreation & Travel (1.8%)
7,028	Alterra Mountain Co., LIBOR 1M + 3.500%(1)	(B+, B1)	08/17/28	8.070	7,023,708
2,154	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(1)	(CCC-, Caa3)	09/04/26	12.411	1,882,828
6,960	Bulldog Purchaser, Inc., SOFR 1M + 3.750%(1)	(B-, B3)	09/05/25	8.411	6,398,725
1,249	Crown Finance U.S., Inc.(8),(9)	(D, WR)	02/28/25	0.000	218,883
4,728	Crown Finance U.S., Inc.(8),(9)	(D, WR)	09/30/26	0.000	777,827
5,435	Crown Finance U.S., Inc., SOFR 3M + 10.000%(1)	(NR, WR)	09/07/23	14.593 - 14.635	5,498,456
7,836	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(CCC-, Caa2)	04/27/25	8.670	5,313,512
5,773	Hornblower Sub LLC, LIBOR 3M + 8.125%(1)	(NR, NR)	11/10/25	12.755	5,820,132
2,000	Hornblower Sub LLC, LIBOR 3M + 8.125%(1)	(NR, NR)	11/10/25	12.769	2,016,260
2,000	Hornblower Sub, LLC, LIBOR 3M + 8.125%(1)	(NR, NR)	11/20/25	12.755 - 12.800	2,016,260
3,980	Richmond UK Bidco Ltd., SONIA + 4.250%(1),(10)	(B-, B3)	03/03/24	7.797	4,446,604
1,980	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba3)	08/25/28	7.625	1,978,217
					43,391,412
Restaurants (1.9%)
4,893	Flynn Restaurant Group LP, LIBOR 1M + 4.250%(1)	(B, B2)	12/01/28	8.820	4,779,523
6,544	Fogo De Chao, Inc., LIBOR 1M + 4.250%(1),(7)	(B-, Caa1)	04/07/25	8.820	6,296,654
9,587	IRB Holding Corp., LIBOR 1M + 2.750%(1)	(B+, B2)	02/05/25	7.320	9,585,601
5,869	IRB Holding Corp., SOFR 3M + 3.000%(1)	(B+, B2)	12/15/27	7.687	5,820,538
1,529	K-Mac Holdings Corp., LIBOR 1M + 6.750%(1)	(CCC, Caa2)	07/30/29	11.320	1,391,390
1,028	K-Mac Holdings Corp., LIBOR 1M + 3.500%(1)	(B-, B2)	07/21/28	8.070	1,000,318
6,883	Miller's Ale House, Inc., LIBOR 3M + 4.750%, PRIME + 3.750%(1),(7)	(B-, B3)	05/30/25	9.480 - 11.250	6,734,911
6,811	Tacala LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/05/27	8.070	6,629,313
4,931	Whatabrands LLC, LIBOR 1M + 3.250%(1)	(B, B2)	08/03/28	7.820	4,888,714
					47,126,962
Software - Services (17.6%)
14,767	Applied Systems, Inc., SOFR 3M + 4.500%(1)	(B-, B2)	09/18/26	9.080	14,826,968
3,712	AQA Acquisition Holding, Inc., LIBOR 3M + 4.250%(1)	(B-, B2)	03/03/28	8.985	3,591,661
10,758	Aston FinCo Sarl, LIBOR 1M + 4.250%(1),(2)	(B-, B3)	10/09/26	8.820	9,278,648
8,837	Astra Acquisition Corp., LIBOR 1M + 5.250%(1)	(B, B1)	10/25/28	9.820	7,835,107
1,628	Camelot U.S. Acquisition LLC, LIBOR 1M + 3.000%(1)	(B, B1)	10/30/26	7.517	1,628,515
5,668	Cardinal Parent, Inc., LIBOR 3M + 4.500%(1)	(B-, B2)	11/12/27	9.230	5,048,919
16,585	Ceridian HCM Holding, Inc., LIBOR 1M + 2.500%(1)	(B+, B1)	04/30/25	7.070	16,535,419
2,758	CommerceHub, Inc., SOFR 3M + 7.000%(1)	(CCC, Caa2)	12/29/28	11.777	2,230,214
6,792	CommerceHub, Inc., SOFR 3M + 4.000%(1)	(B, B2)	12/29/27	8.777	6,493,483
8,897	ConnectWise, LLC, LIBOR 1M + 3.500%(1)	(NR, B2)	09/29/28	8.070	8,596,798
9,562	Corel Corp., LIBOR 3M + 5.000%(1)	(B-, B2)	07/02/26	9.735	9,030,256
4,775	Cornerstone On Demand, Inc., LIBOR 1M + 3.750%(1)	(B-, B2)	10/16/28	8.320	4,411,316
5,829	DCert Buyer, Inc., SOFR 6M + 4.000%(1)	(B-, B2)	10/16/26	8.696	5,770,313
2,083	DCert Buyer, Inc., LIBOR 6M + 7.000%(1)	(CCC, Caa2)	02/19/29	11.696	1,918,980
9,136	E2open, LLC, LIBOR 1M + 3.500%(1)	(B, B2)	02/04/28	7.884	9,144,374
5,025	EAB Global, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	08/16/28	8.070	4,865,588
5,419	Endure Digital, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	02/10/28	7.884	5,128,615
2,580	Epicor Software Corp., LIBOR 1M + 7.750%(1)	(CCC, Caa2)	07/31/28	12.320	2,581,071
5,639	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	07/30/27	7.820	5,547,884
3,456	EverCommerce, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	07/06/28	7.820	3,450,323
18,022	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(1)	(CCC+, B2)	06/13/24	8.325	16,980,609
14,232	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(1)	(CCC-, Caa2)	06/13/25	12.075	11,322,345
506	First Advantage Holdings LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	01/31/27	7.320	506,336
20,047	Flexera Software LLC, LIBOR 1M + 3.750%(1)	(B-, B1)	03/03/28	8.320	19,862,699
16,411	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(2)	(B, B2)	06/28/24	7.980	16,370,040
17,857	Hyland Software, Inc., LIBOR 1M + 3.500%(1)	(B-, B1)	07/01/24	8.070	17,839,706
2,980	Hyland Software, Inc., LIBOR 1M + 6.250%(1)	(CCC, Caa1)	07/07/25	10.820	2,846,958
4,913	IGT Holding IV AB, LIBOR 3M + 3.400%(1)	(B, B2)	03/31/28	8.130	4,912,500
2,947	Instructure Holdings, Inc., LIBOR 3M + 2.750%(1)	(NR, B1)	10/30/28	7.852	2,947,364
700	Marcel LUX IV Sarl, SOFR 1M + 4.000%(1),(2)	(BB-, B1)	12/31/27	8.485	698,167
776	Marcel LUX IV Sarl, SOFR 1M + 3.250%(1),(2)	(BB-, B1)	03/15/26	7.664	774,402

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services (continued)
$5,847	Mitnick Corporate Purchaser, Inc., SOFR 1M + 4.750%(1)	(B-, B3)	05/02/29	9.526	$5,677,439
6,744	NAB Holdings LLC, SOFR 3M + 3.000%(1)	(B+, B1)	11/23/28	7.730	6,700,115
20,000	Open Text Corp.(6)	(BBB-, Ba1)	11/16/29	0.000	20,000,000
25,658	Polaris Newco LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	06/02/28	8.730	24,419,296
20,160	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(1)	(B, B3)	04/26/24	8.570	20,165,042
5,406	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	06/01/26	8.070	5,316,196
2,886	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(1),(2)	(B-, B2)	05/30/26	8.070	2,842,413
6,386	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.250%(1)	(B, B2)	03/10/28	7.820	6,185,983
11,862	Proofpoint, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	08/31/28	7.985	11,651,403
15,287	Quest Software U.S. Holdings, Inc., SOFR 3M + 4.250%(1)	(B-, B2)	02/01/29	9.076	13,174,236
10,940	RealPage, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	04/24/28	7.570	10,692,027
13,037	Redstone Holdco 2 LP, LIBOR 3M + 4.750%(1)	(B-, B3)	04/27/28	9.568	10,631,401
1,592	Rinchem Company, Inc., SOFR 3M + 4.500%(1),(2)	(B-, B3)	03/02/29	9.180	1,528,320
3,556	SkillSoft Corp., SOFR 1M + 5.250%(1)	(B-, B2)	07/14/28	9.761	3,082,385
3,750	Sovos Compliance LLC, LIBOR 1M + 4.500%(1)	(B-, B3)	08/11/28	9.070	3,627,450
2,566	SS&C European Holdings Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	6.320	2,564,385
2,624	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	6.320	2,622,376
12,125	Storable, Inc., SOFR 1M + 3.500%, SOFR 3M + 3.500%(1)	(B, B2)	04/17/28	8.061 - 8.291	11,879,311
6,000	Symplr Software, Inc., SOFR 3M + 4.500%(1)	(B-, B2)	12/22/27	9.276	5,233,740
4,163	Transact Holdings, Inc., LIBOR 1M + 4.750%(1)	(B, B2)	04/30/26	8.820	4,027,687
5,439	Turing Midco LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	03/24/28	7.070	5,424,193
975	Ultimate Software Group, Inc. (The), LIBOR 3M + 5.250%(1)	(CCC, Caa1)	05/03/27	10.032	937,389
5,795	Ultimate Software Group, Inc. (The), LIBOR 3M + 3.250%(1)	(B-, B1)	05/04/26	8.032	5,710,459
13,497	Ultimate Software Group, Inc. (The), LIBOR 3M + 3.750%(1)	(B-, B1)	05/04/26	8.575	13,386,562
971	Virtusa Corp., SOFR 1M + 3.750%(1)	(B, B1)	02/15/29	8.411	965,494
10,342	Virtusa Corp., LIBOR 1M + 3.750%(1)	(B, B1)	02/11/28	8.320	10,270,861
4,255	VS Buyer LLC, LIBOR 1M + 3.000%(1)	(B, B1)	02/28/27	9.500	4,237,981
					435,929,722
Specialty Retail (0.3%)
7,313	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	05/14/26	7.661	7,301,662

Steel Producers/Products (0.1%)
3,566	Grinding Media, Inc., LIBOR 3M + 4.000%(1),(2)	(B, B2)	10/12/28	7.702 - 8.765	3,503,695

Support - Services (4.6%)
12,574	Allied Universal Holdco LLC, SOFR 1M + 3.750%(1)	(B, B2)	05/12/28	8.411	12,136,474
3,527	Centuri Group, Inc., LIBOR 1M + 2.500%, LIBOR 3M + 2.500%(1)	(B+, Ba2)	08/27/28	7.070 - 7.235	3,514,491
11,285	CoreLogic, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	06/02/28	8.125	9,616,107
1,177	Corporation Service Co., SOFR 1M + 3.250%(1)	(BB-, B1)	11/02/29	7.911	1,179,728
10,000	Fugue Finance B.V.(4),(6)	(B, B1)	01/25/28	0.000	10,811,898
997	Fugue Finance B.V.(6)	(B, B1)	01/25/28	0.000	997,193
10,435	Global Education Management Systems Establishment, LIBOR 6M + 5.000%(1)	(B-, B3)	07/31/26	8.566	10,450,309
4,430	LaserShip, Inc., LIBOR 3M + 7.500%(1),(2)	(CCC, Caa2)	05/07/29	12.230	2,812,802
10,885	LaserShip, Inc., LIBOR 3M + 4.500%(1)	(B-, B2)	05/07/28	9.230	8,172,238
13,001	Nuvei Technologies Corp., LIBOR 1M + 2.500%(1),(2)	(BB-, Ba3)	09/29/25	7.070	13,000,537
1,897	Savage Enterprises LLC, LIBOR 1M + 3.250%(1)	(BB-, B1)	09/15/28	7.800	1,897,918
12,688	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	7.820	12,648,799
1,785	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.750%(1)	(B, B2)	09/03/26	8.320	1,785,797
8,206	SRAM, LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	05/18/28	7.320	8,139,402
2,453	Tempo Acquisition LLC, SOFR 1M + 3.000%(1)	(BB-, Ba3)	08/31/28	7.561	2,459,409
3,025	TruGreen LP, LIBOR 3M + 8.500%(1),(2)	(CCC+, Caa2)	11/02/28	13.325	2,178,000
11,719	Wrench Group LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	04/30/26	8.730	11,596,619
					113,397,721
Tech Hardware & Equipment (1.0%)
13,289	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(1)	(B, Caa1)	05/25/28	8.985	11,710,634
2,703	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(1)	(B+, B1)	05/25/28	8.985	2,381,824
10,544	Ingram Micro, Inc., LIBOR 3M + 3.500%(1)	(BB-, B1)	06/30/28	8.230	10,535,545
					24,628,003
Telecom - Wireless (0.6%)
3,927	CCI Buyer, Inc., SOFR 3M + 4.000%(1)	(B-, B1)	12/17/27	8.580	3,863,311

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Telecom - Wireless(continued)
$5,083	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(1)	(B+, B2)	11/12/27	7.750	$5,043,589
7,163	Xplornet Communications, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/02/28	8.570	5,749,358
					14,656,258
Telecom - Wireline Integrated & Services (1.4%)
1,954	Altice France S.A., LIBOR 3M + 4.000%(1),(2)	(B, B2)	08/14/26	8.650	1,890,398
6,196	Altice France S.A., LIBOR 3M + 3.688%(1),(2)	(B, B2)	01/31/26	8.517	5,978,935
4,400	Numericable Group S.A., LIBOR 3M + 2.750%(1)	(B, B2)	07/31/25	7.575	4,366,176
21,346	Patagonia Holdco LLC, SOFR 3M + 5.750%(1),(2)	(NR, B1)	08/01/29	9.960	18,037,681
2,233	TVC Albany, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	07/23/25	8.070	2,097,045
953	Voyage Australia Pty Ltd., LIBOR 3M + 3.500%(1)	(BB-, B1)	07/20/28	8.401	944,299
					33,314,534
Theaters & Entertainment (1.8%)
1,995	Cinemark U.S.A., Inc., LIBOR 1M + 1.750%, LIBOR 3M + 1.750%(1)	(BB-, Ba3)	03/31/25	6.320 - 6.580	1,941,770
4,791	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1),(2),(7)	(BB-, B3)	05/08/25	7.070	4,599,717
11,210	Technicolor Creative Studios, EURIBOR 3M + 6.000%(1),(4)	(CCC+, Caa1)	09/07/26	8.046	7,251,508
9,938	TopGolf International, Inc., LIBOR 3M + 6.250%(1)	(B, B3)	02/09/26	11.065	9,979,537
2,876	UFC Holdings, LLC, LIBOR 3M + 2.750%(1)	(B, B2)	04/29/26	7.570	2,865,176
17,765	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(B, B3)	05/18/25	7.320	17,695,182
					44,332,890
Trucking & Delivery (0.3%)
4,871	American Trailer World Corp., SOFR 1M + 3.750%(1)	(B, B3)	03/03/28	8.411	4,297,243
1,836	Odyssey Logistics & Technology Corp., LIBOR 1M + 4.000%(1)	(B, B1)	10/12/24	8.570	1,830,380
					6,127,623
TOTAL BANK LOANS (Cost $2,137,760,796)					2,011,486,369

CORPORATE BONDS (9.6%)
Auto Parts & Equipment (0.1%)
3,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 101.88)(4),(11)	(B+, B3)	04/15/29	3.750	2,533,211

Brokerage (0.1%)
2,017	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 104.31)(11)	(BB-, Ba3)	06/15/25	8.625	2,029,848

Building & Construction (0.1%)
4,200	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(11)	(CCC+, B3)	09/01/28	5.500	3,717,042

Building Materials (0.2%)
700	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(11)	(CCC+, Caa1)	03/01/29	6.000	563,892
4,300	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(11)	(B, B3)	02/01/30	5.500	3,584,695
2,160	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(11)	(CCC, Caa1)	08/01/29	6.750	1,536,365
					5,684,952
Cable & Satellite TV (0.4%)
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(11)	(B+, B1)	11/15/31	4.500	735,920
10,200	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 02/13/23 @ 102.75)(11)	(BB-, Ba3)	03/01/28	5.500	9,531,900
					10,267,820
Chemicals (0.5%)
4,000	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(11)	(B-, B2)	05/15/28	4.750	3,285,040
4,750	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(11)	(CCC+, Caa2)	05/15/26	6.750	2,148,282

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Chemicals(continued)
$8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(11),(12)	(CCC+, Caa2)	02/15/30	9.000	$6,177,194
					11,610,516
Consumer/Commercial/Lease Financing (0.1%)
2,315	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/23 @ 102.38)(11)	(BB, Ba2)	02/01/28	4.750	2,097,772

Diversified Capital Goods (0.3%)
7,277	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(11)	(BB, Ba2)	06/01/31	4.250	6,401,977

Electronics (0.1%)
1,637	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(11),(12)	(B+, Ba3)	06/15/29	4.000	1,420,269

Energy - Exploration & Production (0.2%)
4,100	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 02/08/23 @ 100.00)(11)	(B, Caa2)	11/01/23	9.750	4,104,259

Gas Distribution (0.1%)
3,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(11)	(BB, B1)	09/30/26	6.500	2,764,533

Health Services (0.6%)
4,275	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(11),(12)	(CCC, Caa2)	02/15/30	6.500	3,548,296
9,875	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba3)	12/15/24	4.375	9,648,961
2,040	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 104.63)(11)	(CCC, Caa3)	02/01/28	9.250	1,237,291
2,000	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 102.63)(11)	(B-, B3)	12/15/25	5.250	1,635,000
					16,069,548
Insurance Brokerage (0.6%)
4,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(11)	(CCC, Caa2)	12/15/30	10.500	4,073,460
3,000	NFP Corp., Rule 144A, Senior Secured Notes (Callable 10/01/25 @ 103.75)(11)	(B, B1)	10/01/30	7.500	2,863,740
7,474	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(11)	(CCC+, Caa2)	08/15/28	6.875	6,481,789
1,000	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(11)	(BB-, B1)	02/01/30	4.375	902,260
					14,321,249
Investments & Misc. Financial Services (0.3%)
4,000	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(11)	(CCC+, Caa1)	11/15/29	8.500	3,416,840
1,946	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(11)	(B+, B1)	04/15/29	5.250	1,753,619
3,000	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(11)	(B+, B1)	01/15/32	5.000	2,472,994
					7,643,453
Machinery (0.4%)
7,639	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(11)	(BB, Ba2)	04/15/29	4.375	6,841,267
600	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(11)	(BB-, B2)	12/15/28	4.125	538,257
2,000	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 105.50)(11),(12)	(CCC+, Caa1)	10/01/27	11.000	2,115,760
					9,495,284
Media Content (0.1%)
4,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(11)	(BB+, Ba3)	07/15/30	3.875	3,531,080

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Medical Products (0.2%)
$4,837	Medline Borrower LP, Rule 144A, Senior Secured Notes (Callable 10/01/24 @ 101.94)(11)	(B+, B1)	04/01/29	3.875	$4,132,128
2,000	Medline Borrower LP, Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(11),(12)	(B-, Caa1)	10/01/29	5.250	1,698,760
					5,830,888
Metals & Mining - Excluding Steel (0.1%)
4,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 103.50)(11)	(B-, B3)	02/15/26	7.000	3,795,780

Packaging (0.4%)
2,000	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(11)	(B+, Ba3)	01/01/30	7.500	2,045,000
2,800	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/13/23 @ 102.31)(11)	(CCC+, Caa2)	08/01/24	9.250	2,735,733
5,350	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(11)	(BB-, Ba3)	04/15/29	4.125	4,768,749
					9,549,482
Personal & Household Products (0.1%)
1,700	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(11)	(CCC+, Caa2)	06/01/29	6.375	1,344,998

Pharmaceuticals (0.1%)
259	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 104.63)(11)	(CCC, Ca)	04/01/26	9.250	190,932
2,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(11)	(CCC, Ca)	02/15/29	6.250	922,841
1,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(11)	(CCC, Ca)	02/15/31	5.250	453,725
					1,567,498
Real Estate Investment Trusts (0.1%)
1,070	iStar, Inc., Global Senior Unsecured Notes (Callable 03/03/23 @ 102.75)	(BB, Ba2)	02/15/26	5.500	1,079,122
1,137	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(11)	(BB-, Ba3)	07/15/26	3.625	1,021,873
					2,100,995
Recreation & Travel (0.6%)
4,000	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(11)	(B, B3)	08/15/29	5.250	3,619,660
1,296	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 100.00)(11)	(B, B3)	07/31/24	4.875	1,269,976
1,194	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 102.75)(11),(12)	(B, B3)	04/15/27	5.500	1,126,873
8,729	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/23 @ 102.44)(11)	(BB, B2)	11/01/27	4.875	8,162,106
					14,178,615
Software - Services (1.2%)
1,750	Central Parent, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/25 @ 103.63)(11),(12)	(B+, B1)	06/15/29	7.250	1,747,889
6,225	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(11)	(B+, B1)	07/15/29	4.125	5,335,432
4,962	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(11)	(CCC+, Caa2)	02/15/29	6.000	3,532,682
4,100	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(11)	(BB-, Ba3)	12/01/29	3.875	3,415,322
2,955	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 104.13)(11)	(CCC+, Caa1)	02/01/28	8.250	2,845,429
11,561	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(11)	(CCC+, Caa1)	12/15/28	7.125	9,729,448

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services(continued)
$4,000	ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(11),(12)	(B+, B1)	02/01/29	3.875	$3,454,660
					30,060,862
Specialty Retail (0.1%)
137	Eagle Intermediate Global Holdings B.V. (2),(13)	(NR, NR)	05/01/25	0.000	63,779
3,745	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 02/13/23 @ 103.75)(11)	(NR, Caa1)	05/01/25	7.500	2,364,031
102	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 02/13/23 @ 103.75)(2),(11),(13)	(NR, NR)	05/01/25	7.500	62,134
					2,489,944
Steel Producers/Products (0.0%)
1,540	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(11)	(B, Caa1)	04/15/29	6.250	1,168,107

Support - Services (1.9%)
1,471	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 101.81)(4),(11)	(B, B2)	06/01/28	3.625	1,337,573
3,321	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(11)	(B, B2)	06/01/28	4.625	2,868,763
3,557	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(11)	(B, B2)	06/01/28	4.625	3,045,699
5,251	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/03/23 @ 104.88)(11)	(CCC+, Caa1)	07/15/27	9.750	5,021,663
9,455	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(11)	(CCC+, Caa1)	06/01/29	6.000	7,619,359
11,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(11)	(B-, B2)	05/01/28	4.500	8,760,895
7,565	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 103.56)(11)	(B-, B3)	07/31/26	7.125	7,476,599
9,474	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(11)	(B, B1)	05/01/29	4.625	8,027,010
3,000	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(11)	(CCC+, Caa1)	10/15/28	6.875	2,735,635
					46,893,196
Tech Hardware & Equipment (0.3%)
3,500	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(11)	(BB+, Baa3)	04/15/29	4.750	3,281,467
4,550	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(11)	(BB-, B1)	05/15/29	4.750	3,961,867
					7,243,334
Telecom - Wireline Integrated & Services (0.3%)
3,775	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(11)	(B, B2)	10/15/29	5.500	2,976,594
2,600	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 103.38)(11)	(B+, B1)	10/15/27	6.750	2,521,187
3,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(11)	(B+, B1)	07/15/29	5.125	2,615,640
					8,113,421
TOTAL CORPORATE BONDS (Cost $265,643,979)					238,029,933

ASSET BACKED SECURITIES (4.1%)
Collateralized Debt Obligations (4.1%)
3,000	ALM Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.000%(1),(11)	(BB-, NR)	10/15/29	10.792	2,725,943
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, LIBOR 3M + 3.720%(1),(11)	(NR, NR)	01/19/35	8.518	3,331,025
1,740	Anchorage Capital CLO 2018-10A Ltd., Rule 144A, LIBOR 3M + 1.200%(1),(11)	(AAA, NR)	10/15/31	5.992	1,727,549
2,500	Battalion CLO XXI Ltd., 2021-21A, Rule 144A, LIBOR 3M + 3.300%(1),(11)	(NR, Baa3)	07/15/34	8.092	2,228,154

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations(continued)
$1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, LIBOR 3M + 6.750%(1),(11)	(BB-, NR)	04/20/34	11.558	$1,589,451
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(B+, NR)	04/20/31	10.208	1,661,493
5,500	BlueMountain CLO Ltd., 2016-2A, Rule 144A, LIBOR 3M + 4.300%(1),(11)	(BBB-, NR)	08/20/32	8.975	5,218,293
691	Brookside Mill CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 1.350%(1),(11)	(NR, Aaa)	01/17/28	6.142	691,288
2,459	Capital Automotive LLC, 2017-1A, Rule 144A(11)	(A+, NR)	04/15/47	4.180	2,366,285
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(BB-, NR)	07/27/31	10.215	615,637
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(11)	(BBB-, NR)	07/15/31	7.942	1,826,691
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(11)	(B+, NR)	01/18/31	10.645	2,280,452
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(11)	(NR, Baa3)	04/20/31	7.558	3,499,603
4,000	Dewolf Park CLO Ltd., 2017-1A, Rule 144A, LIBOR 3M + 0.920%(1),(11)	(NR, Aaa)	10/15/30	5.712	3,963,000
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, LIBOR 3M + 3.200%(1),(11)	(BBB-, NR)	07/17/34	7.992	1,628,899
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, SOFR 3M + 3.462%(1),(11)	(NR, Baa3)	10/15/29	8.094	3,204,827
7,000	Galaxy XXII CLO Ltd., 2016-22A, Rule 144A, LIBOR 3M + 1.200%(1),(11)	(AAA, NR)	04/16/34	5.992	6,902,420
5,000	Galaxy XXVIII CLO Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	07/15/31	7.792	4,685,895
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.200%(1),(11)	(BBB-, NR)	04/15/34	8.992	3,231,228
1,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, SOFR 3M + 3.610%(1),(11)	(BBB-, NR)	04/15/33	8.263	905,982
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, SOFR 3M + 7.180%(1),(11)	(BB-, NR)	04/15/33	11.833	1,775,522
3,390	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, SOFR 3M + 3.910%(1),(11)	(BBB-, NR)	04/17/34	8.542	3,141,768
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	01/27/31	7.818	3,523,018
2,500	KKR CLO Ltd., 14, Rule 144A, LIBOR 3M + 6.150%(1),(11)	(NR, B1)	07/15/31	10.942	2,224,319
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(11)	(NR, Ba3)	04/15/29	10.872	2,863,385
1,900	Marble Point CLO XVII Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.820%(1),(11)	(NR, Ba3)	04/20/33	11.628	1,759,799
3,450	Marble Point CLO XVIII Ltd., 2020-2A, Rule 144A, LIBOR 3M + 7.700%(1),(11)	(NR, Ba3)	10/15/34	12.492	3,220,633
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(NR, Ba1)	01/22/35	10.565	4,826,025
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(11)	(BBB-, NR)	07/15/30	7.642	1,993,032
3,580	Signal Peak CLO 5 Ltd., 2018-5A, Rule 144A, LIBOR 3M + 2.650%(1),(11)	(BBB-, NR)	04/25/31	7.468	3,208,721
5,993	Stratus CLO Ltd., 2021-1A, Rule 144A, LIBOR 3M + 0.800%(1),(11)	(NR, Aaa)	12/29/29	5.608	5,901,555
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(11)	(NR, Baa3)	10/22/31	8.315	2,517,337
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(11)	(NR, A3)	09/10/29	8.035	2,663,291
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, LIBOR 3M + 5.070%(1),(11)	(NR, Ba1)	07/19/34	9.868	2,961,141
1,750	Vibrant ClO 1X Ltd., 2018-9A, Rule 144A, LIBOR 3M + 3.200%(1),(11)	(NR, Baa3)	07/20/31	8.008	1,531,338
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(NR, Ba3)	06/20/29	10.496	1,306,012
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(11)	(BBB-, NR)	07/14/31	8.142	2,619,248
TOTAL ASSET BACKED SECURITIES (Cost $110,402,764)					102,320,259

Shares

COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.1%)
151,253	Jason Group, Inc.(9)	1,399,090
Chemicals (0.5%)
31,756	Project Investor Holdings LLC(2),(7),(9),(13)	318

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Shares		Value

COMMON STOCKS (continued)
Chemicals(continued)
529,264	Proppants Holdings LLC(2),(7),(9),(13)	$10,585
191,054	UTEX Industries, Inc.(9)	12,227,456
		12,238,359
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(2),(7),(9),(13)	8,724

Machinery (0.0%)
6,708,021	Alloy Topco Ltd.(2),(9),(10),(13)	—

Pharmaceuticals (0.0%)
156,133	Akorn Holding Company LLC(9)	975,831

Private Placement (0.1%)
2,437,234	Technicolor Creative Studios SA(9),(13),(14)	1,596,488

Software - Services (0.0%)
78,712	Skillsoft Corp.(9),(12)	151,127

Specialty Retail (0.0%)
141	Eagle Intermediate Global Holdings B.V., Class B(2),(9),(13)	2

Theaters & Entertainment (0.0%)
1,153,846	Vantiva SA(4),(9)	331,845
TOTAL COMMON STOCKS (Cost $28,341,236)		16,701,466

WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(7),(9),(13)	—

Recreation & Travel (0.0%)
526,589	Cineworld Group, expires 12/21/2025(9),(10)	—
TOTAL WARRANTS (Cost $68,804)		0

SHORT-TERM INVESTMENTS (6.0%)
132,034,198	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.18%	132,034,198
15,910,611	State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(15)	15,910,611
TOTAL SHORT-TERM INVESTMENTS (Cost $147,944,809)		147,944,809
TOTAL INVESTMENTS AT VALUE (101.7%) (Cost $2,690,162,388)		2,516,482,836
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.7%)		(42,529,220)
NET ASSETS (100.0%)		$2,473,953,616

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2023. The rate may be subject to a cap and floor.
(2)	Security is valued using significant unobservable inputs.
(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	This security is denominated in Euro.
(5)	All or a portion is an unfunded loan commitment.
(6)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2023.
(7)	Illiquid security.
(8)	Bond is currently in default.
(9)	Non-income producing security.
(10)	This security is denominated in British Pound.
(11)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities amounted to a value of $329,558,330 or 13.3% of net assets.
(12)	Security or portion thereof is out on loan.
(13)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.
(15)	Represents security purchased with cash collateral received for securities on loan.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

INVESTMENT ABBREVIATIONS

1M = 1 Month
2M = 2 Month
3M = 3 Month
6M = 6 Month
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	5,275,000	USD	5,290,767	09/27/23	Deutsche Bank AG	$5,290,767	$5,801,771	$511,004
EUR	18,448,195	USD	18,791,157	09/27/23	Morgan Stanley	18,791,157	20,290,469	1,499,312
GBP	2,823,949	USD	3,402,527	10/11/23	Deutsche Bank AG	3,402,527	3,493,183	90,656
USD	10,765,215	EUR	9,749,500	10/11/23	Deutsche Bank AG	(10,765,215)	(10,729,782)	35,433
Total Unrealized Appreciation								$2,136,405

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
USD	4,466,310	EUR	4,174,803	09/27/23	Barclays Bank PLC	$(4,466,310)	$(4,591,707)	$(125,397)
USD	639,373	EUR	595,000	09/27/23	Deutsche Bank AG	(639,373)	(654,418)	(15,045)
USD	98,859,127	EUR	99,165,329	09/27/23	Morgan Stanley	(98,859,127)	(109,068,178)	(10,209,051)
USD	14,227,714	GBP	12,764,549	10/11/23	Deutsche Bank AG	(14,227,714)	(15,789,556)	(1,561,842)
Total Unrealized Depreciation								$(11,911,335)
Total Net Unrealized Appreciation/(Depreciation)								$(9,774,930)

Currency Abbreviations:

EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total

Investments in Securities
Bank Loans	$—	$1,766,127,170	$245,359,199		$2,011,486,369
Corporate Bonds	—	237,904,020	125,913		238,029,933
Asset Backed Securities	—	102,320,259	—		102,320,259
Common Stocks	151,127	16,530,711	19,628		16,701,466
Warrants	—	—	0	(1)	—
Short-term Investments	147,944,809	—	—		147,944,809
	$148,095,936	$2,122,882,160	$245,504,740		$2,516,482,836
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,136,405	$—		$2,136,405

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$11,911,335	$—		$11,911,335

(1)	Includes a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

See Accompanying Notes to Financial Statements.

The following is a reconciliation of investments as of January 31, 2023 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2022	$237,117,588	$152,391	$15,563,673	$0	(1)	$252,833,652
Accrued discounts (premiums)	36,495	-	-	-		36,495
Purchases	11,471,452	-	-	-		11,471,452
Sales	(23,895,374)	-	(705,346)	-		(24,600,720)
Realized gain (loss)	(298,238)	-	(449,025)	-		(747,263)
Change in unrealized appreciation (depreciation)	2,935,566	(26,478)	(763,128)	-		2,145,960
Transfers into Level 3	134,001,325	-	-	-		134,001,325
Transfers out of Level 3	(116,009,615)	-	(13,626,546)	-		(129,636,161)
Balance as of January 31, 2023	$245,359,199	$125,913	$19,628	$0	(1)	$245,504,740

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2023	$920,202	$(26,478)	$-	$-		$893,724

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Price Range
Asset Class	At 01/31/2023	Technique	Input	(Weighted Average)*
Bank Loans	$245,359,199	Vendor pricing	Single Broker Quote	$0.00 - $1.08 ($0.95)
Corporate Bonds	125,913	Income Approach	Expected Remaining Distribution	0.47 - 0.61 (0.54)
Common Stocks	19,628	Income Approach	Expected Remaining Distribution	0.00 - 0.02 (0.01)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2023, $134,001,325 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $129,636,161 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (45.7%)
Aerospace & Defense (0.2%)
$250	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1)	(B-, B3)	02/01/29	7.500	$250,277
500	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	469,350
					719,627
Auto Parts & Equipment (0.5%)
1,000	IHO Verwaltungs GmbH, Rule 144A, Senior Secured Notes, 4.500% Cash, 5.500% PIK (Callable 02/13/23 @ 101.58)(1),(2)	(BB-, Ba2)	09/15/26	4.750	917,275
1,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 101.88)(1),(3)	(B+, B3)	04/15/29	3.750	844,404
					1,761,679
Automakers (0.2%)
400	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	333,108
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	240,723
					573,831
Brokerage (0.1%)
474	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	477,019

Building & Construction (1.0%)
1,000	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/23 @ 101.88)(1)	(B+, B2)	02/15/25	7.500	863,268
1,000	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(1)	(CCC+, B3)	09/01/28	5.500	885,010
1,250	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	1,069,275
600	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	504,811
					3,322,364
Building Materials (3.3%)
700	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/23 @ 102.50)(1)	(BB-, Ba2)	09/30/27	5.000	667,648
2,000	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	1,989,174
1,000	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	980,303
1,805	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,454,036
284	LBM Acquisition LLC, Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 103.13)(1)	(CCC, Caa2)	01/15/29	6.250	213,983
1,447	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 102.69)(1)	(BB+, Ba2)	02/01/28	5.375	1,360,375
1,000	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/29 @ 100.00)(1)	(BB+, Ba2)	02/15/30	3.500	826,555
2,008	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	1,673,969
500	Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1),(4)	(CCC+, Caa1)	04/15/30	9.500	448,128
1,125	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	800,190
950	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.19)(1)	(B+, B1)	10/01/29	4.375	820,966
					11,235,327
Cable & Satellite TV (0.7%)
1,000	CSC Holdings LLC / CCO Holdings Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 103.69)(1)	(BB-, B1)	03/01/31	7.375	1,003,120
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(B+, B1)	11/15/31	4.500	220,776
500	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.88)(1)	(B-, Caa1)	01/15/30	5.750	316,887

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV(continued)
$1,030	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	$907,590
					2,448,373
Chemicals (1.7%)
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 03/03/23 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	247,729
750	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	756,508
500	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	410,630
450	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(4)	(CCC+, Caa2)	10/01/29	6.250	374,036
52	Reichhold Industries, Inc., PIK Rule 144A, Senior Secured Notes (1),(2),(5),(6),(7),(8),(9)	(NR, WR)	05/01/18	0.000	706
2,550	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1)	(CCC+, Caa2)	05/15/26	6.750	1,153,288
500	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B-, B2)	04/01/29	5.125	360,947
3,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(4)	(CCC+, Caa2)	02/15/30	9.000	2,316,448
					5,620,292
Consumer/Commercial/Lease Financing (0.1%)
520	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/23 @ 102.38)(1)	(BB, Ba2)	02/01/28	4.750	471,206

Diversified Capital Goods (1.0%)
2,458	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	2,162,438
1,350	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB, Ba3)	12/15/28	4.625	1,155,139
					3,317,577
Electronics (0.4%)
1,000	ON Semiconductor Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.94)(1)	(BB, Ba2)	09/01/28	3.875	913,770
500	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/29 @ 100.00)(1)	(BB+, Ba3)	02/15/30	4.375	453,260
					1,367,030
Energy - Exploration & Production (0.8%)
58	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 105.44)(1)	(BB, B1)	03/14/27	7.250	57,793
1,000	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B3)	03/01/28	8.125	997,668
1,000	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	952,796
750	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 02/08/23 @ 100.00)(1)	(B, Caa2)	11/01/23	9.750	750,779
					2,759,036
Environmental (0.2%)
250	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba3)	02/01/31	6.375	254,962
250	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	249,059
					504,021
Gaming (0.3%)
400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B3)	06/15/31	4.750	360,462
410	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(B+, B1)	04/01/30	5.750	389,461

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gaming(continued)
$237	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	$218,554
					968,477
Gas Distribution (1.5%)
500	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	423,820
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 03/03/23 @ 101.63)	(B, B2)	10/01/25	6.500	737,812
625	Genesis Energy Finance Corp., Global Senior Unsecured Notes (Callable 04/15/26 @ 104.44)	(B, B2)	04/15/30	8.875	636,713
500	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	466,903
1,034	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(BB, B1)	09/30/26	6.500	952,842
1,500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,357,571
500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	446,078
					5,021,739
Health Facility (0.3%)
1,000	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B-, B3)	10/31/29	4.375	865,172

Health Services (1.1%)
250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 102.31)(1)	(BB-, Ba3)	10/01/27	4.625	232,198
1,360	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	1,177,948
1,000	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1),(4)	(CCC, Caa2)	02/15/30	6.500	830,011
2,500	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	1,516,287
					3,756,444
Insurance Brokerage (2.3%)
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/23 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	737,591
1,200	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,222,038
725	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	634,052
4,578	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	3,970,248
1,250	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	1,127,825
					7,691,754
Investments & Misc. Financial Services (2.6%)
2,000	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	1,708,420
1,500	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,351,710
3,275	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	2,699,685
2,000	Home Point Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 102.50)(1)	(NR, Caa1)	02/01/26	5.000	1,443,819
1,900	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(4)	(B, B2)	06/15/29	4.000	1,512,959
					8,716,593
Machinery (3.5%)
2,448	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	2,192,358
2,700	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(BB-, B2)	12/15/28	4.125	2,422,156

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Machinery(continued)
$2,200	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa2)	10/15/29	6.625	$1,654,596
3,200	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 105.50)(1),(4)	(CCC+, Caa1)	10/01/27	11.000	3,385,216
1,685	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 102.88)(1)	(B, B3)	07/31/27	5.750	1,427,700
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/03/23 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	251,659
300	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/29 @ 100.00)(1)	(BB+, Baa3)	02/15/30	6.300	305,489
300	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/33 @ 100.00)(1)	(BB+, Baa3)	04/15/33	6.400	307,414
					11,946,588
Managed Care (0.1%)
475	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	425,861

Media - Diversified (0.1%)
500	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	471,397

Media Content (0.1%)
500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(1)	(BB+, Ba3)	07/15/30	3.875	441,385

Medical Products (0.2%)
500	Avantor Funding, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.31)(1)	(BB-, B2)	07/15/28	4.625	471,202
375	Embecta Corp., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 101.25)(1)	(B+, Ba3)	02/15/30	5.000	309,896
					781,098
Metals & Mining - Excluding Steel (1.4%)
750	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	623,685
2,385	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	2,038,614
1,345	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B1)	06/01/31	4.500	1,139,087
398	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ 101.94)(1)	(BB, Ba3)	08/15/31	3.875	336,515
654	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 103.50)(1),(4)	(B-, B3)	02/15/26	7.000	620,610
					4,758,511
Packaging (2.0%)
350	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(3)	(B+, B3)	09/01/29	3.000	296,971
520	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 08/15/24 @ 103.94)(1)	(B, B2)	08/15/26	7.875	525,200
250	Sealed Air Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.06)(1)	(BB+, Ba2)	02/01/28	6.125	252,437
1,250	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/13/23 @ 102.31)(1)	(CCC+, Caa2)	08/01/24	9.250	1,221,309
4,950	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	4,412,207
					6,708,124
Personal & Household Products (0.7%)
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 02/09/23 @ 100.00)(1),(5),(7),(8)	(NR, NR)	03/15/25	0.000	15,000
2,290	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,811,791
375	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 101.88)(1)	(BB+, Baa3)	04/01/29	3.750	336,574

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Personal & Household Products(continued)
$350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(BB-, B2)	04/01/31	3.750	$297,664
					2,461,029
Pharmaceuticals (0.6%)
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/23 @ 103.50)(1)	(CCC, Ca)	01/15/28	7.000	436,539
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(1)	(CCC, Ca)	02/15/29	6.250	230,710
922	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(B, Caa1)	08/15/28	3.875	402,241
250	Endo U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1),(5),(7)	(NR, NR)	04/01/29	6.125	195,062
450	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B-, B3)	10/15/28	4.750	391,955
500	Syneos Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(BB-, B1)	01/15/29	3.625	405,107
					2,061,614
Real Estate Development & Management (0.2%)
1,511	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes (1)	(CCC+, WR)	05/01/25	7.875	818,093

Real Estate Investment Trusts (0.7%)
2,190	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	1,849,854
700	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(1)	(BB-, Ba3)	07/15/26	3.625	629,122
					2,478,976
Recreation & Travel (2.0%)
1,550	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	1,406,251
3,375	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1),(4)	(B, B3)	08/15/29	5.250	3,054,088
250	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 104.38)(1)	(BB, Ba3)	05/01/25	8.750	257,472
2,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 100.00)(1)	(B, B3)	07/31/24	4.875	2,204,820
					6,922,631
Restaurants (0.4%)
1,250	Yum! Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	1,184,021

Software - Services (5.6%)
600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.81)(1)	(BB-, Ba3)	09/01/28	3.625	534,000
450	Central Parent, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/25 @ 103.63)(1)	(B+, B1)	06/15/29	7.250	449,457
3,000	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	2,571,292
4,095	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	2,915,424
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 101.94)(1)	(BB-, Ba3)	02/15/28	3.875	843,506
2,225	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB-, Ba3)	12/01/29	3.875	1,853,437
450	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	461,734
475	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB-, Ba3)	12/01/31	4.125	386,797
2,787	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	2,683,658
4,575	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	3,850,206

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services(continued)
$3,000	ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(1),(4)	(B+, B1)	02/01/29	3.875	$2,590,995
					19,140,506
Specialty Retail (1.3%)
370	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	335,501
67	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	58,675
64	Eagle Intermediate Global Holdings B.V. (8),(9)	(NR, NR)	05/01/25	0.000	29,795
48	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 02/13/23 @ 103.75)(1),(8),(9)	(NR, NR)	05/01/25	7.500	29,239
1,750	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 02/13/23 @ 103.75)(1)	(NR, Caa1)	05/01/25	7.500	1,104,687
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 102.13)(1)	(B-, B3)	10/30/25	8.500	472,057
325	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	286,252
750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 103.47)(1)	(BB+, Ba2)	12/15/27	4.625	698,374
375	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	313,952
1,225	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB-, B1)	11/15/29	4.625	1,015,029
289	Wolverine World Wide, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.00)(1)	(B+, Ba3)	08/15/29	4.000	232,898
					4,576,459
Steel Producers/Products (0.4%)
1,650	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	1,251,543

Support - Services (4.7%)
944	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 101.81)(1),(3)	(B, B2)	06/01/28	3.625	858,375
842	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/03/23 @ 104.88)(1)	(CCC+, Caa1)	07/15/27	9.750	805,226
2,200	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1),(4)	(CCC+, Caa1)	06/01/29	6.000	1,772,881
1,613	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	1,473,532
3,250	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	2,588,446
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.25)(1)	(BB+, Ba1)	07/01/28	4.500	237,811
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 101.81)(1)	(BB+, Ba1)	06/15/29	3.625	224,898
3,685	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	3,641,939
2,750	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B1)	05/01/29	4.625	2,329,985
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	512,836
1,025	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	934,675
800	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	697,036
					16,077,640
Tech Hardware & Equipment (0.9%)
1,000	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB+, Baa3)	04/15/29	4.750	937,562
2,305	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	1,999,707
					2,937,269

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services (1.8%)
$1,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B, B2)	07/15/29	5.125	$783,090
770	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B, B2)	10/15/29	5.500	607,146
755	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	732,114
500	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	435,940
1,500	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(BB-, Ba3)	01/15/29	3.625	1,118,250
500	Level 3 Financing, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/29 @ 100.00)(1)	(BB+, Ba1)	11/15/29	3.875	403,238
2,500	Vmed O2 UK Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	2,093,475
					6,173,253
Theaters & Entertainment (0.1%)
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 100.00)(1)	(B, B3)	11/01/24	4.875	486,333

Transport Infrastructure/Services (0.6%)
2,000	XPO Escrow Sub LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1),(4)	(BB+, Baa3)	11/15/27	7.500	2,057,710
TOTAL CORPORATE BONDS (Cost $172,601,513)					155,757,602

BANK LOANS (42.2%)
Advertising (0.7%)
719	MH Sub I, LLC (1st Lien Term Loan), LIBOR 1M + 3.750%(10)	(B, B2)	09/13/24	8.320	712,319
1,546	MH Sub I, LLC (Incremental Term Loan), LIBOR 1M + 3.750%(10)	(B, B2)	09/13/24	8.320	1,532,645
					2,244,964
Aerospace & Defense (0.7%)
1,600	Amentum Government Services Holdings LLC, SOFR 3M + 7.500%(10)	(NR, NR)	02/15/30	12.178	1,488,000
761	Peraton Corp., LIBOR 1M + 3.750%(10)	(B+, B1)	02/01/28	8.320	758,245
					2,246,245
Auto Parts & Equipment (1.4%)
301	American Axle & Manufacturing, Inc., SOFR 1M + 3.600%(10)	(BB+, Ba1)	12/13/29	8.033	301,095
1,056	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 4.500%(10)	(B, B2)	04/06/28	8.959	1,051,878
376	Dealer Tire Financial LLC, SOFR 1M + 4.500%(10)	(B-, B1)	12/14/27	9.061	376,796
632	Holley Purchaser, Inc., LIBOR 3M + 3.750%(10)	(B-, B2)	11/17/28	8.424 - 8.480	551,849
157	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(2),(10)	(NR, WR)	03/02/26	14.570	154,502
205	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(2),(10)	(NR, WR)	08/28/25	10.570	172,830
1,028	RVR Dealership Holdings LLC, SOFR 1M + 3.750%(10)	(BB-, B1)	02/08/28	8.554	932,099
1,386	U.S. Farathane LLC, LIBOR 3M + 4.250%(10)	(CCC+, B2)	12/23/24	8.980	1,289,257
					4,830,306
Brokerage (0.2%)
604	DRW Holdings LLC, LIBOR 1M + 3.750%(10)	(BB-, Ba3)	03/01/28	8.320	592,153

Building Materials (1.0%)
1,181	Cornerstone Building Brands, Inc., LIBOR 1M + 3.250%(10)	(B, B2)	04/12/28	7.709	1,108,729
178	Cornerstone Building Brands, Inc., SOFR 1M + 5.625%(10)	(B, B2)	08/01/28	10.103	172,371
2,096	Oscar AcquisitionCo, LLC, SOFR 3M + 4.500%(10)	(B, B1)	04/29/29	9.180	2,035,001
					3,316,101
Cable & Satellite TV (0.1%)
475	Altice Financing S.A., SOFR 3M + 5.000%(10)	(B, B2)	10/31/27	9.566	469,853

Chemicals (1.2%)
430	CPC Acquisition Corp., LIBOR 3M + 7.750%(10)	(CCC, Caa3)	12/29/28	12.480	266,516
249	Lonza Group AG, LIBOR 3M + 4.000%(10)	(B-, B2)	07/03/28	8.730	239,868
1,299	Luxembourg Investment Co. 428 S.a r.l., SOFR 3M + 5.000%(10)	(B-, B2)	01/03/29	9.730	1,041,378
784	Vantage Specialty Chemicals, Inc., LIBOR 3M + 3.500%(10)	(B-, B3)	10/28/24	8.230 - 8.325	776,242

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals(continued)
$455	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(6),(10)	(CCC, Caa2)	10/27/25	12.985	$428,401
446	Vantage Specialty Chemicals, Inc., SOFR 3M + 3.500%(10)	(B-, B3)	10/28/24	8.326	441,370
1,295	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, B3)	08/12/24	8.580	1,087,658
					4,281,433
Diversified Capital Goods (1.5%)
1,924	Callaway Golf Co., LIBOR 1M + 4.500%(10)	(B+, B1)	01/02/26	9.070	1,928,475
1,560	Dynacast International LLC, LIBOR 3M + 4.500%(10)	(B-, B2)	07/22/25	9.199	1,414,166
585	Dynacast International LLC, LIBOR 3M + 9.000%(8),(10)	(CCC, Caa2)	10/22/25	13.699	473,977
1,369	Electrical Components International, Inc., LIBOR 1M + 4.250%(10)	(B-, B2)	06/26/25	8.820	1,240,009
					5,056,627
Electronics (1.0%)
3,065	Idemia Group, LIBOR 3M + 4.500%(8),(10)	(B, B3)	01/09/26	9.230	3,057,055
500	Infinite Bidco LLC, LIBOR 3M + 7.000%(10)	(CCC, Caa2)	03/02/29	11.730	452,500
					3,509,555
Energy - Exploration & Production (0.1%)
241	Oryx Midstream Services Permian Basin LLC(11)	(BB-, Ba3)	10/05/28	0.000	240,199
888	PES Holdings, LLC, 3.000% PIK(2),(5),(10)	(NR, WR)	12/31/24	3.000	26,080
					266,279
Food & Drug Retailers (0.8%)
1,965	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.500%(10)	(B-, B2)	11/30/27	8.230	1,932,194
866	WOOF Holdings, Inc., LIBOR 1M + 7.250%(10)	(CCC, Caa2)	12/21/28	11.758	775,934
					2,708,128
Food - Wholesale (0.6%)
2,024	AI Aqua Merger Sub, Inc., SOFR 1M + 3.750%(10)	(B, B3)	07/31/28	8.147	1,980,399

Gaming (0.4%)
922	CBAC Borrower LLC, LIBOR 1M + 4.000%(6),(10)	(B-, Caa1)	07/08/24	8.570	907,211
326	Fertitta Entertainment, LLC, SOFR 1M + 4.000%(10)	(B, B2)	01/27/29	8.561	322,411
					1,229,622
Gas Distribution (0.2%)
695	BCP Renaissance Parent LLC, SOFR 1M + 3.500%(10)	(B+, B2)	10/31/26	8.061	694,805

Health Facilities (0.9%)
305	Carestream Health, Inc., SOFR 3M + 7.500%(10)	(B-, B3)	09/30/27	12.180	222,828
997	EyeCare Partners, LLC, LIBOR 3M + 3.750%(10)	(B-, B2)	02/18/27	8.480	838,177
1,965	Loire Finco Luxembourg Sarl, LIBOR 1M + 3.500%(10)	(B, B3)	04/21/27	8.070	1,863,726
					2,924,731
Health Services (3.6%)
1,769	ADMI Corp., LIBOR 1M + 3.375%(10)	(B, B3)	12/23/27	7.945	1,635,425
1,562	KUEHG Corp., LIBOR 3M + 3.750%(10)	(B-, B2)	02/21/25	8.480	1,522,972
22	Learning Care Group, Inc., LIBOR 3M + 3.250%(10)	(B-, B2)	03/13/25	7.980 - 8.075	19,946
1,250	Learning Care Group, Inc., LIBOR 3M + 7.500%(8),(10)	(CCC, Caa2)	03/13/26	0.000	1,084,375
1,470	PetVet Care Centers LLC, LIBOR 1M + 3.500%(10)	(B-, B2)	02/14/25	8.070	1,398,711
1,500	Radiology Partners, Inc., LIBOR 1M + 4.250%(10)	(B-, B3)	07/09/25	8.797	1,303,440
348	Southern Veterinary Partners, LLC, LIBOR 1M + 4.000%(10)	(B-, B2)	10/05/27	8.570	336,942
1,237	Therapy Brands Holdings LLC, LIBOR 1M + 4.000%(8),(10)	(B-, B2)	05/18/28	8.508	1,162,696
393	TTF Holdings LLC, LIBOR 1M + 4.000%(10)	(B+, B1)	03/31/28	8.625	392,341
2,632	U.S. Radiology Specialists, Inc., LIBOR 1M + 5.250%(10)	(B-, B3)	12/15/27	9.875	2,520,366
111	Western Dental Services, Inc., LIBOR 3M + 4.500%(10)	(B-, B3)	08/18/28	9.235	104,476
983	Western Dental Services, Inc., LIBOR 3M + 4.500%(10)	(B-, B3)	08/18/28	9.235	927,347
					12,409,037
Health Services (0.4%)
161	Athenahealth, Inc.(11)	(B-, B2)	02/15/29	0.000	153,031
1,314	Athenahealth, Inc.(11)	(B-, B2)	02/15/29	0.000	1,248,831
					1,401,862
Insurance Brokerage (1.0%)
1,500	Alliant Holdings Intermediate LLC(11)	(B, B2)	05/09/25	0.000	1,500,623

Credit Suisse Strategic Income Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Insurance Brokerage(continued)
$1,844	Hub International Ltd.(11)	(B, B2)	04/25/25	0.000	$1,844,117
					3,344,740
Investments & Misc. Financial Services (2.1%)
436	Altisource Solutions Sarl, LIBOR 3M + 4.000%(6),(10)	(CCC-, Caa2)	04/03/24	8.730	354,771
1,000	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(10)	(CCC, Caa2)	08/02/29	11.313	897,500
680	Citadel Securities LP, SOFR 1M + 3.000%(10)	(BBB-, Baa3)	02/02/28	7.676	682,667
341	Ditech Holding Corp.(5),(7),(8)	(NR, WR)	06/30/22	0.000	37,492
1,995	Galaxy US Opco, Inc., SOFR 1M + 4.750%(10)	(B-, B3)	04/29/29	9.311	1,822,931
1,728	HighTower Holdings LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	04/21/28	8.815	1,687,082
614	Jump Financial, LLC, SOFR 3M + 4.500%(8),(10)	(BB-, Ba2)	08/07/28	9.342	598,168
166	Kestra Advisor Services Holdings A, Inc., LIBOR 3M + 4.250%(10)	(B-, B2)	06/03/26	8.980	162,955
988	Mariner Wealth Advisors LLC, SOFR 3M + 3.250%(8),(10)	(B-, Ba3)	08/18/28	7.830	977,809
					7,221,375
Investments & Misc. Financial Services (0.1%)
500	Deerfield Dakota Holding LLC, SOFR 1M + 3.750%(11)	(B-, B2)	04/09/27	0.000	484,910

Machinery (2.0%)
746	19th Holdings Golf, LLC, SOFR 1M + 3.000%(8),(10)	(B, B1)	02/07/29	7.460	706,516
990	CMBF LLC, LIBOR 1M + 6.000%(8),(10)	(B, B3)	08/02/28	10.459	905,850
282	CPM Holdings, Inc., LIBOR 1M + 3.500%(8),(10)	(B, B2)	11/17/25	7.869	281,420
197	CPM Holdings, Inc., LIBOR 1M + 8.250%(6),(10)	(B-, Caa2)	11/16/26	12.619	194,737
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(6),(10)	(CCC+, Caa2)	09/06/26	11.320	342,796
2,429	LTI Holdings, Inc., LIBOR 1M + 3.500%(10)	(B-, B2)	09/06/25	8.070	2,357,036
932	LTI Holdings, Inc., LIBOR 1M + 4.750%(10)	(B-, B2)	07/24/26	9.320	909,066
983	Penn Engineering & Manufacturing Corp., LIBOR 3M + 2.500%(8),(10)	(BB-, B1)	06/27/24	7.230	985,944
					6,683,365
Media Content (0.0%)
87	Recorded Books, Inc., SOFR 1M + 4.000%(10)	(B-, B3)	08/29/25	8.323	87,037

Medical Products (1.2%)
1,452	Artivion, Inc., SOFR 3M + 3.500%(10)	(B, B2)	06/01/27	8.342	1,382,309
1,346	Femur Buyer, Inc., LIBOR 3M + 4.500%(10)	(CCC+, Caa1)	03/05/26	9.230	1,194,237
686	Femur Buyer, Inc., LIBOR 3M + 5.500%(8),(10)	(CCC+, NR)	03/05/24	10.342	580,812
900	Sotera Health Holdings LLC, LIBOR 3M + 2.750%(10)	(BB-, B1)	12/11/26	7.575	869,067
					4,026,425
Metals & Mining - Excluding Steel (0.0%)
198	Noranda Aluminum Acquisition Corp.(5),(7),(8)	(NR, WR)	02/28/19	0.000	505

Packaging (0.9%)
2,091	Proampac PG Borrower LLC, LIBOR 1M + 3.750%, LIBOR 3M + 3.750%(10)	(B-, B3)	11/03/25	8.209 - 8.580	2,049,756
716	Strategic Materials, Inc., LIBOR 3M + 3.750%(6),(10)	(CCC, Caa3)	11/01/24	8.190	559,660
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(6),(10)	(CC, C)	10/31/25	12.190	170,925
339	Technimark Holdings LLC, LIBOR 1M + 3.750%(10)	(B-, B2)	07/09/28	8.258	325,958
					3,106,299
Personal & Household Products (1.5%)
2,787	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 3.250%(10)	(B, B1)	09/27/24	7.820	2,787,505
166	Anticimex International AB, LIBOR 3M + 4.000%(10)	(B, B2)	11/16/28	8.735	165,299
578	Fender Musical Instruments Corp., SOFR 1M + 4.000%(8),(10)	(B-, B3)	12/01/28	8.578	504,172
1,344	MND Holdings III Corp., LIBOR 1M + 3.500%(6),(10)	(B-, B2)	06/19/24	8.230	1,287,905
960	Serta Simmons Bedding, LLC(5),(7)	(D, WR)	08/10/23	0.000	559,502
					5,304,383
Pharmaceuticals (0.5%)
158	Akorn, Inc., LIBOR 3M + 7.500%(10)	(CCC+, Caa3)	10/01/25	12.254	130,244
860	Bausch Health Companies., Inc., SOFR 1M + 5.250%(10)	(B-, Caa1)	02/01/27	9.828	665,613
972	Endo Luxembourg Finance Co. I Sarl(5),(7)	(NR, WR)	03/27/28	0.000	790,709
					1,586,566
Real Estate Investment Trusts (0.2%)
735	Claros Mortgage Trust, Inc., SOFR 1M + 4.500%(10)	(B+, Ba3)	08/09/26	9.078	730,406

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Recreation & Travel (1.5%)
$1,428	Bulldog Purchaser, Inc., SOFR 1M + 3.750%(10)	(B-, B3)	09/05/25	8.411	$1,313,113
61	Crown Finance U.S., Inc.(5),(7)	(D, WR)	02/28/25	0.000	10,740
316	Crown Finance U.S., Inc.(5),(7)	(D, WR)	09/30/26	0.000	52,014
343	Crown Finance U.S., Inc., SOFR 3M + 10.000%(10)	(NR, WR)	09/07/23	14.635	347,231
865	Hornblower Sub LLC, LIBOR 3M + 4.500%(10)	(CCC-, Caa2)	04/27/25	8.670	586,529
1,134	Hornblower Sub LLC, LIBOR 3M + 8.125%(10)	(NR, NR)	11/10/25	12.755	1,143,240
350	Hornblower Sub LLC, LIBOR 3M + 8.125%(10)	(NR, NR)	11/10/25	12.769	352,845
500	Hornblower Sub, LLC, LIBOR 3M + 8.125%(10)	(NR, NR)	11/20/25	12.755 - 12.800	504,065
742	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(10)	(BB, Ba3)	08/25/28	7.625	741,832
					5,051,609
Restaurants (0.9%)
688	K-Mac Holdings Corp., LIBOR 1M + 6.750%(10)	(CCC, Caa2)	07/30/29	11.320	626,080
1,959	Miller's Ale House, Inc., LIBOR 3M + 4.750%, PRIME + 3.750%(6),(10)	(B-, B3)	05/30/25	9.330 - 11.250	1,916,804
77	Tacala LLC, LIBOR 1M + 3.500%(10)	(B-, B2)	02/05/27	8.070	75,354
375	Tacala LLC, LIBOR 1M + 7.500%(10)	(CCC, Caa2)	02/04/28	12.070	343,204
					2,961,442
Software - Services (10.6%)
1,727	Applied Systems, Inc., SOFR 3M + 4.500%(10)	(B-, B2)	09/18/26	9.080	1,733,645
1,710	Aston FinCo Sarl, LIBOR 1M + 4.250%(8),(10)	(B-, B3)	10/09/26	8.820	1,475,273
1,126	Astra Acquisition Corp., LIBOR 1M + 5.250%(10)	(B, B1)	10/25/28	9.820	998,460
249	Cardinal Parent, Inc., LIBOR 3M + 4.500%(10)	(B-, B2)	11/12/27	9.230	222,142
1,228	Ceridian HCM Holding, Inc., LIBOR 1M + 2.500%(10)	(B+, B1)	04/30/25	7.070	1,223,881
1,000	CommerceHub, Inc., SOFR 3M + 7.000%(10)	(CCC, Caa2)	12/29/28	11.777	808,750
1,000	ConnectWise LLC(11)	(NR, B2)	09/29/28	0.000	966,250
1,241	Cornerstone On Demand, Inc., LIBOR 1M + 3.750%(10)	(B-, B2)	10/16/28	8.320	1,146,602
1,250	DCert Buyer, Inc., LIBOR 6M + 7.000%(10)	(CCC, Caa2)	02/19/29	11.696	1,151,300
2,721	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(10)	(CCC+, B2)	06/13/24	8.325	2,563,356
2,140	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(10)	(CCC-, Caa2)	06/13/25	12.075	1,702,226
1,939	Flexera Software LLC, LIBOR 1M + 3.750%(10)	(B-, B1)	03/03/28	8.320	1,921,606
1,727	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(8),(10)	(B, B2)	06/28/24	7.980	1,722,830
898	Hyland Software, Inc., LIBOR 1M + 3.500%(10)	(B-, B1)	07/01/24	8.070	896,790
1,215	Hyland Software, Inc., LIBOR 1M + 6.250%(11)	(CCC, Caa1)	07/07/25	0.000	1,160,749
424	IGT Holding IV AB, LIBOR 3M + 3.400%(10)	(B, B2)	03/31/28	8.130	424,061
932	Navicure, Inc., LIBOR 1M + 4.000%(10)	(B-, B2)	10/22/26	8.570	928,179
2,500	Open Text Corp.(11)	(BBB-, Ba1)	11/16/29	0.000	2,500,000
1,648	Polaris Newco LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	06/02/28	8.730	1,568,893
1,995	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(10)	(B, B3)	04/26/24	8.570	1,995,390
1,836	Proofpoint, Inc., LIBOR 3M + 3.250%(10)	(B-, B2)	08/31/28	7.985	1,803,013
1,991	Quest Software U.S. Holdings, Inc., SOFR 3M + 4.250%(10)	(B-, B2)	02/01/29	9.076	1,716,027
2,554	Redstone Holdco 2 LP, LIBOR 3M + 4.750%(10)	(B-, B3)	04/27/28	9.568	2,083,149
2,050	Transact Holdings, Inc., LIBOR 1M + 4.750%(10)	(B, B2)	04/30/26	8.820	1,983,578
497	Virtusa Corp., SOFR 1M + 3.750%(10)	(B, B1)	02/15/29	8.411	494,541
1,166	Virtusa Corp., LIBOR 1M + 3.750%(10)	(B, B1)	02/11/28	8.320	1,157,894
					36,348,585
Support - Services (1.6%)
597	CoreLogic, Inc., LIBOR 1M + 3.500%(10)	(B-, B2)	06/02/28	8.125	508,675
498	Global Education Management Systems Establishment, LIBOR 6M + 5.000%(10)	(B-, B3)	07/31/26	8.566	498,257
982	Gloves Buyer, Inc., LIBOR 1M + 4.000%(10)	(B-, B2)	12/29/27	8.570	903,078
830	LaserShip, Inc., LIBOR 3M + 7.500%(8),(10)	(CCC, Caa2)	05/07/29	12.230	526,750
1,481	LaserShip, Inc., LIBOR 3M + 4.500%(10)	(B-, B2)	05/07/28	9.230	1,112,100
1,939	Wrench Group LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	04/30/26	8.730	1,918,433
					5,467,293
Tech Hardware & Equipment (1.1%)
1,240	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(10)	(B, Caa1)	05/25/28	8.985	1,092,912
252	Atlas CC Acquisition Corp., LIBOR 3M + 4.250%(10)	(B+, B1)	05/25/28	8.985	222,287
332	CommScope, Inc., LIBOR 1M + 3.250%(10)	(B, B1)	04/06/26	7.820	326,182
1,982	Ingram Micro, Inc., LIBOR 3M + 3.500%(10)	(BB-, B1)	06/30/28	8.230	1,980,823
					3,622,204

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Telecom - Wireless (0.6%)
$992	CCI Buyer, Inc., SOFR 3M + 4.000%(10)	(B-, B1)	12/17/27	8.580	$976,304
965	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(10)	(B+, B2)	11/12/27	7.750	957,598
					1,933,902
Telecom - Wireline Integrated & Services (1.2%)
494	Altice France S.A., LIBOR 3M + 4.000%(8),(10)	(B, B2)	08/14/26	8.650	477,516
2,990	Patagonia Holdco LLC, SOFR 3M + 5.750%(8),(10)	(NR, B1)	08/01/29	9.960	2,526,393
937	TVC Albany, Inc., LIBOR 1M + 3.500%(10)	(B-, B2)	07/23/25	8.070	879,699
438	TVC Albany, Inc., LIBOR 1M + 7.500%(6),(10)	(CCC, Caa2)	07/23/26	12.070	400,678
					4,284,286
Theaters & Entertainment (0.3%)
1,430	Technicolor Creative Studios, EURIBOR 3M + 6.000%(3),(10)	(CCC+, Caa1)	09/07/26	8.046	925,036
166	TopGolf International, Inc., LIBOR 3M + 6.250%(10)	(B, B3)	02/09/26	11.065	166,367
					1,091,403
Trucking & Delivery (0.1%)
506	American Trailer World Corp., SOFR 1M + 3.750%(10)	(B, B3)	03/03/28	8.411	446,823
TOTAL BANK LOANS (Cost $152,837,324)					143,945,658

ASSET BACKED SECURITIES (6.1%)
Collateralized Debt Obligations (6.1%)
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400% (1),(10)	(NR, Ba3)	07/20/34	12.208	1,232,392
1,250	Anchorage Capital CLO 2013-1 Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.800% (1),(10)	(NR, Ba3)	10/13/30	11.615	1,128,287
1,000	Anchorage Capital CLO 21 Ltd., 2021-21A, Rule 144A, LIBOR 3M + 7.350% (1),(10)	(NR, Ba3)	10/20/34	12.158	903,212
1,000	Anchorage Capital CLO 4-R Ltd., 2014-4RA, Rule 144A, LIBOR 3M + 2.600% (1),(10)	(BBB-, NR)	01/28/31	7.402	865,511
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.440% (1),(10)	(NR, Baa3)	01/20/35	8.248	898,248
1,000	BlueMountain CLO Ltd., 2016-2A, Rule 144A, LIBOR 3M + 4.300% (1),(10)	(BBB-, NR)	08/20/32	8.975	948,781
1,000	BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, Rule 144A, LIBOR 3M + 6.000% (1),(10)	(BB-, NR)	07/20/29	10.808	820,585
1,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200% (1),(10)	(BB-, NR)	01/15/30	9.992	831,276
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400% (1),(10)	(BB-, NR)	07/27/31	10.215	615,637
1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, LIBOR 3M + 6.520% (1),(10)	(B+, NR)	10/18/30	11.312	1,109,349
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850% (1),(10)	(B+, NR)	01/18/31	10.645	651,558
1,000	CIFC Funding Ltd., 2017-1A, Rule 144A, LIBOR 3M + 3.500% (1),(10)	(NR, Baa3)	04/23/29	8.315	970,353
1,000	Galaxy XXII CLO Ltd., 2016-22A, Rule 144A, LIBOR 3M + 1.200% (1),(10)	(AAA, NR)	04/16/34	5.992	986,060
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400% (1),(10)	(NR, Ba3)	01/18/31	10.195	675,043
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850% (1),(10)	(BB-, NR)	01/27/31	10.668	1,061,390
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A (1),(6),(11)	(NR, NR)	07/25/27	0.000	75
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 7.110% (1),(10)	(BB-, NR)	10/20/34	11.918	918,739
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500% (1),(10)	(NR, Ba3)	10/16/30	10.292	435,939
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080% (1),(10)	(NR, Ba3)	04/15/29	10.872	660,781
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750% (1),(10)	(NR, Ba1)	01/22/35	10.565	914,886
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(10)	(BB-, NR)	10/20/32	12.038	915,476
856	Stratus CLO Ltd., 2021-1A, Rule 144A, LIBOR 3M + 0.800% (1),(10)	(NR, Aaa)	12/29/29	5.608	843,079
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150% (1),(10)	(NR, Ba3)	07/20/30	10.958	364,138
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, LIBOR 3M + 3.500% (1),(10)	(NR, Ba1)	10/20/31	8.308	887,795
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750% (1),(10)	(NR, Ba3)	06/20/29	10.496	653,006
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350% (1),(10)	(BBB-, NR)	07/14/31	8.142	436,541
TOTAL ASSET BACKED SECURITIES (Cost $23,443,630)					20,728,137

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2023 (unaudited)

Shares		Value

COMMON STOCKS (0.9%)
Auto Parts & Equipment (0.0%)
11,414	Jason Group, Inc.(7)	$105,581

Cable & Satellite TV (0.1%)
54,000	Altice U.S.A., Inc., Class A(7)	264,600

Chemicals (0.1%)
1,512	Project Investor Holdings LLC(6),(7),(8),(9)	15
25,202	Proppants Holdings LLC(6),(7),(8),(9)	504
6,341	UTEX Industries, Inc.(7)	405,824
		406,343
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Inc.(6),(7),(8),(9)	372

Metals & Mining - Excluding Steel (0.6%)
1,100,000	Taseko Mines Ltd.(4),(7)	1,953,760

Pharmaceuticals (0.1%)
37,299	Akorn Holding Company LLC(7)	233,119

Private Placement (0.0%)
249,816	Technicolor Creative Studios SA(7),(9),(12)	167,688

Real Estate Investment Trusts (0.0%)
6,400	Global Net Lease, Inc.	95,680

Specialty Retail (0.0%)
66	Eagle Intermediate Global Holdings B.V., Class B(7),(8),(9)	1

Theaters & Entertainment (0.0%)
134,615	Vantiva SA(3),(7)	38,715
TOTAL COMMON STOCKS (Cost $3,896,998)		3,265,859

WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(6),(7),(8),(9)	—

Investments & Misc. Financial Services (0.0%)
9,954	CC Neuberger Principal Holdings III expires 12/31/2027(7)	1,693
26,666	DHC Acquisition Corp. expires 12/31/2027(7)	488
22,738	FTAC Hera Acquisition Corp. expires 12/31/2027(7)	910
14,000	Mason Industrial Technology, Inc. expires 12/31/2027(7)	280
2,500	Northern Star Investment Corp. IV expires 12/31/2027(7)	87
6,000	Pathfinder Acquisition Corp. expires 12/31/2027(7)	900
2,000	Pivotal Investment Corp. III expires 12/31/2027(7)	100
3,000	Warburg Pincus Capital. expires 03/09/2026(7)	17
		4,475
Recreation & Travel (0.0%)
29,277	Cineworld Group, expires 12/21/2025(7)	—
TOTAL WARRANTS (Cost $66,803)		4,475

SHORT-TERM INVESTMENTS (9.2%)
21,578,976	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.18%	21,578,976
9,794,992	State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(13)	9,794,992
TOTAL SHORT-TERM INVESTMENTS (Cost $31,373,968)		31,373,968
TOTAL INVESTMENTS AT VALUE (104.1%) (Cost $384,220,236)		355,075,699
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.1%)		(13,937,618)
NET ASSETS (100.0%)		$341,138,081

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
January 31, 2023 (unaudited)

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities amounted to a value of $173,251,563 or 50.8% of net assets.
(2)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(3)	This security is denominated in Euro.
(4)	Security or portion thereof is out on loan.
(5)	Bond is currently in default.
(6)	Illiquid security.
(7)	Non-income producing security.
(8)	Security is valued using significant unobservable inputs.
(9)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(10)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2023. The rate may be subject to a cap and floor.
(11)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2023.
(12)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.
(13)	Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
CAD	1,309,000	USD	966,513	10/11/23	Deutsche Bank AG	$966,513	$983,623	$17,110
EUR	158,384	USD	167,356	10/11/23	Barclays Bank PLC	167,356	174,309	6,953
EUR	89,849	USD	92,719	10/11/23	Deutsche Bank AG	92,719	98,884	6,165
EUR	567,191	USD	596,645	10/11/23	Morgan Stanley	596,645	624,220	27,575
GBP	1,962	USD	2,162	10/11/23	Deutsche Bank AG	2,162	2,426	264
Total Unrealized Appreciation								$58,067

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
CAD	110,000	USD	82,862	10/11/23	Morgan Stanley	$82,862	$82,657	$(205)
USD	2,736,746	CAD	3,707,000	10/11/23	Deutsche Bank AG	(2,736,746)	(2,785,554)	(48,808)
USD	255,441	CAD	341,000	10/11/23	Morgan Stanley	(255,441)	(256,238)	(797)
USD	2,833,627	EUR	2,765,171	10/11/23	Deutsche Bank AG	(2,833,627)	(3,043,200)	(209,573)
USD	922,999	EUR	840,187	10/11/23	Morgan Stanley	(922,999)	(924,666)	(1,667)
USD	2,186	GBP	1,962	10/11/23	Deutsche Bank AG	(2,186)	(2,426)	(240)
Total Unrealized Depreciation								$(261,290)
Total Net Unrealized Appreciation/(Depreciation)								$(203,223)

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$155,682,862	$74,740		$155,757,602
Bank Loans	—	125,860,104	18,085,554		143,945,658
Asset Backed Securities	—	20,728,137	—		20,728,137
Common Stocks	2,314,040	950,927	892		3,265,859
Warrants	4,475	—	0	(1)	4,475
Short-term Investments	31,373,968	—	—		31,373,968
	$33,692,483	$303,222,030	$18,161,186		$355,075,699
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$58,067	$—		$58,067

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$261,290	$—	$261,290

(1)	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

See Accompanying Notes to Financial Statements

The following is a reconciliation of investments as of January 31, 2023 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2022	$83,406	$22,979,439	$545,688	$0	(1)	$23,608,533
Accrued discounts (premiums)	-	11,682	-	-		11,682
Purchases	-	617,148	-	-		617,148
Sales	(8,911)	(7,299,220)	(2,648)	-		(7,310,779)
Realized gain (loss)	8,911	(243,660)	2,648	-		(232,101)
Change in unrealized appreciation (depreciation)	(8,666)	436,908	(33,391)	-		394,851
Transfers into Level 3	-	10,624,863	-	-		10,624,863
Transfers out of Level 3	-	(9,041,606)	(511,405)	-		(9,553,011)
Balance as of January 31, 2023	$74,740	$18,085,554	$892	$0	(1)	$18,161,186

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2023	$(8,666)	$61,818	$-	$-		$53,152

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Price Range
Asset Class	At 01/31/2023	Technique	Input	(Weighted Average)*
Corporate Bonds	$59,740	Income Approach	Expected Remaining Distribution	$0.01 - $0.61 ($0.53)
	15,000	Vendor Pricing	Single Broker Quote	0.02 (N/A)
Bank Loans	18,085,554	Vendor Pricing	Single Broker Quote	0.00 - 1.00 (0.92)
Common Stocks	892	Income Approach	Expected Remaining Distribution	0.01 - 0.02 (0.01)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2023, $10,624,863 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $9,553,011 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.